UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21487

RMK STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK	10281-1010
(Address of principal executive offices)	(Zip code)

JOHN J. FEENEY, JR., PRESIDENT

RMK STRATEGIC INCOME FUND, INC.

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Item 1.	Reports to Shareholders.

IN PROFILE

Hyperion Brookfield Asset Management, Inc. is a registered investment advisor located in New York City. The firm was founded in 1989 to provide relative value driven fixed income investment strategies, such as core fixed income, high yield, and specialized MBS. Hyperion Brookfield manages in excess of $19 billion for a client base including pension funds, financial institutions, mutual funds, insurance companies and foundations. Hyperion Brookfield is a subsidiary of Brookfield Asset Management Inc., a global asset manager focused on property, power and other infrastructure assets with approximately $95 billion of assets under management. For more information, please visit our website at www.hyperionbrookfield.com.

The Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investments in closed-end funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2008. Hyperion Brookfield Asset Management, Inc.

LETTER TO STOCKHOLDERS

Dear Stockholders,

We welcome this opportunity to provide the Semi-Annual Report for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and, collectively, the “Funds”) for the six-month period ended September 30, 2008.

On July 29, 2008, we assumed management of the Funds from their former investment adviser, Morgan Asset Management, Inc. Since taking over, we have formulated three key objectives that we believe are crucial for the long-term performance of these Funds. Our first priority is to manage the Funds according to their stated investment objectives as outlined in the prospectuses. While there are some differences among the various Funds in terms of asset mix, credit ratings and other measures, the primary objective of each of the Funds is to provide a high level of current income and the secondary objective is capital appreciation.

Secondly, for the past several months, we have been actively repositioning the Funds. When we took over the Funds, the ultimate principal recovery value for many of the Funds’ holdings was highly uncertain. Thus, we strongly believe that the Funds’ survival is dependent on a repositioning of the Funds’ holdings. Accordingly, between July 29, 2008 and September 30, 2008, we have reduced the Funds’ allocation to asset-backed securities (“ABS”) and collateralized debt obligations (“CDOs”) on average by 14% and 7%, respectively.

Lastly, once the repositioning is complete, we expect that the core asset class of the Funds will be corporate high yield securities. So far, we have made significant progress in this regard. In the two months since taking over management, we have increased the Funds’ allocation to corporate high yield securities on average by 23%. These measures are aimed at achieving our goal of better positioning the Funds to provide more stability to the net asset values (“NAVs”) and the dividends.

We would also like to point out that effective November 25, 2008, we have decided to use the Lehman Brothers U.S. Corporate High Yield Index as the Funds’ new benchmark because it more accurately reflects the Funds’ expected investment profile than does the Lehman Brothers Ba U.S. High Yield Index.

This report provides information on each Fund’s performance during the six-month period ended September 30, 2008. The report also provides an overview of market conditions and a discussion of factors affecting the investment performance of each Fund, together with each Fund’s audited financial statements and portfolio of investments as of September 30, 2008.

Please visit us at www.hyperionbrookfield.com for more information about these and other funds available to you. We are fully committed to working towards our near-term goal of stabilizing these Funds and creating stockholder value over the long-term. Thank you for your support.

Sincerely,

John J. Feeney, Jr.

President

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Advantage Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage one third of its total assets (in each case including the amount borrowed.) The Fund may vary its use of leverage in response to changing market conditions.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six month period ending September 30, 2008, RMK Advantage Income Fund, Inc. (the “Fund”) had a total return of -64.92%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $1.02 on September 30, 2008, the Fund’s shares have a dividend yield of 17.65%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price. For the six months ended September 30, 2008, the Lehman Brothers U.S. Corporate High Yield Index1 had a total return of -7.28%. For the six months ended September 30, 2008, the previous benchmark, the Lehman Brothers Ba U.S. High Yield Index2 had a total return of -4.10%.

During much of this year, the high yield market largely had been spared the pressure of forced selling, which has pushed prices lower. However, in September, Lehman’s bankruptcy filing was followed by widespread selling of below-investment-grade corporate credit. Following other markets, both high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On September 30, 2008, yield spreads were over 1,000 basis points, reaching levels normally seen at the bottom of a credit cycle. That is not to say that yield spreads could not widen

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

in the near term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average, not to mention to reach peak levels, which are typically around 10%. Meanwhile, yield spreads are implying a 12% to 14% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Further, the high concentration of the Fund’s holdings in complex mortgage-backed securities and asset-backed securities jeopardized the Fund’s future earnings power. Upon taking over management, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality. Since then, we have been executing this plan and have been successful at shifting the asset allocation of the Fund toward high yield corporate bonds. We expect this allocation to form the core sector of the Fund in the long-term. We have actively increased the Fund’s allocation to high yield corporate bonds by 24% as of September 30, 2008. Additionally, we have decreased the Fund’s allocation to lower rated (CCC rated through Unrated) securities by 30% in favor of BB rated and B rated securities.

While broad industry themes are in flux due to the credit markets’ problems and a slowing economy, we have been able to find opportunity within the high yield corporate market. Generally, we have favored larger capitalization companies that do not have near-term needs to access the capital markets for liquidity. We have been screening companies for their ability to operate without being subject to new issuance markets or asset sales. We believe that the corporate high yield holdings in the Fund are of higher average credit quality than the market. We have avoided companies in the consumer discretionary, financial and home-building related industries and have favored companies in the aerospace, energy and consumer non-discretionary sectors. The unprecedented declines in home prices, coupled with high inventories of unsold homes, are likely to delay a rebound in housing and housing related industries for some time. An overstretched consumer no longer has the ability to tap home equity in order to subsidize personal spending, and discretionary purchases are suffering. Financial companies are in the process of a massive leverage reduction that likely will impact earnings for the foreseeable future. In the aerospace sector, many companies are skewed toward defense, and are seeing robust demand. Within the energy sector, we prefer companies with better-than-average cash flow, strong balance sheets and easily saleable assets. Finally, the consumer non-discretionary sector has an element of recession resistance that makes it attractive given our current economic outlook. Longer-term, we believe that the high yield market offers attractive investment opportunities based on the market’s overestimation of default losses. We continue to focus on our goal of better positioning the Fund to improve stability of the net asset value and to dividends.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

Index Description

1 The Lehman Brothers U.S. Corporate High Yield Index covers the U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt. The Lehman Brothers U.S. Corporate High Yield Index is part of the Lehman Brothers U.S. Universal and Global High Yield Indices. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Lehman Brothers Ba U.S. High Yield Index is the Ba component of the U.S. Corporate High Yield Index, a broad-based unmanaged index of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

September 30, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[1]	17.65%

Weighted average coupon	6.44%

Average effective maturity	6.99 years

Percentage of leveraged assets	0.00%

Total number of holdings	154

CREDIT QUALITY

A and Above[2]	25%

BBB	4%

BB	23%

B	33%

CCC	4%

Unrated	11%
Total	100%

ASSET ALLOCATION

Asset-Backed Securities	14%

Mortgage-Backed Securities	11%

High Yield Corporate Bonds	62%

Common stocks	2%

Short-term investments	11%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the September 30, 2008 stock price.

[2]	Includes short-term investments.

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 13.6%
Certificate-Backed Obligations – 0.0%
Helios Series I Multi-Asset CBO Limited Series 1A, Class C‡(a)(c)	5.90	%†#	12/13/36	$2,421	$6,051
MKP CBO I Limited Series 4A, Class CS‡(a)(c)	0.00	#	10/01/12	3,838	0

Total Certificate-Backed Obligations (Cost – $4,832,954)					6,051

Collateralized Debt Obligations – 12.0%
801 Grand CDO Series 2006-1 LLC‡(a)(c)	9.20	†	09/20/16	2,000	480,000
Aardvark ABS CDO Series 2007-1A, Class SUB(c)	0.00	#	07/06/47	2,000	0
Acacia CDO Limited Series 10A, Class SUB‡(a)(c)	0.00	#	09/07/46	4,000	1
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	4,000	110,000
Attentus CDO Limited
Series 2006-2A, Class E2(c)	0.00	#	10/09/41	388	0
Series 2006-2A, Class F1‡(a)(c)	0.00	#	10/09/41	2,200	0
Series 2006-2A, Class F2(c)	0.00	#	10/09/41	1,007	0
Series 2007-3A, Class F‡(a)(c)	0.00	#	10/11/42	3,220	0
Broderick CDO Limited Series 2007-3A, Class D‡(a)(c)	0.00	#	12/06/50	3,224	0
Cairn Mezzanine ABS CDO PLC Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	1,000	0
CDO Repack SPC Limited Series 2006-BRGA, Class COM(c)	0.00	#	12/05/51	2,996	0
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM‡(a)(c)	0.00	#	12/05/46	5,000	400,000
Duane Park I Limited‡(a)(c)	0.00		06/27/16	4,437	221,826
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB‡(a)(c)	0.00	#	07/13/47	2,000	0
IXIS ABS CDO 1 Limited‡(a)(c)	0.00		12/12/46	2,000	20
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE‡(a)(c)	8.20	†	04/30/14	13,000	520,000
Knollwood CDO Limited
Series 2006-2A, Class E‡(a)(c)	0.00	#	07/13/46	1,049	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	2,000	0
Kodiak CDO
Series 2006-1A, Class COMB‡(a)(c)	0.00	#	08/07/37	4,145	1
Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	3,236	0
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	4,917	1
Linker Finance PLC Series 16A, Class E‡(a)(c)	6.53	†	05/19/45	3,000	30,000
Millstone CDO Limited Series III-A, Class COMB(c)	0.00	#	07/05/46	1,988	0

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Newbury Street CDO Limited Series 2007-1A, Class D‡(a)(c)	0.00	%#	03/04/53	$3,224	$0
Norma CDO Limited Series 2007-1A, Class E‡(a)(c)	0.00	#	03/11/49	1,962	0
Palmer Square PLC Series 2A, Class CN‡(a)(c)	0.00	#	11/02/45	6,104	1
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	2,000	0
Preferred Term Securities XXII Limited(c)	0.00	#	09/22/36	4,000	1
Preferred Term Securities XXII Limited‡(a)(c)	10.25	#	10/01/12	2,000	100,000
Preferred Term Securities XXIII Limited(c)	0.00	#	12/22/36	3,800	1
Preferred Term Securities XXVII Limited(c)	0.00	#	03/22/38	3,500	35,000
Preferred Term Securities XXVIII Limited‡(a)(c)	4.53	†	03/22/38	1,497	59,889
Preferred Term Securities XXXI Limited(c)	0.00	#	03/22/38	3,000	0
Regional Diversified Funding‡(a)(c)(d)	0.00	#	01/25/36	1,250	0
Sharps CDO Series 2006-1A, Class D‡(a)(c)	0.00	#	05/08/46	1,924	0
Squared CDO Limited Series 2007-1A, Class C‡(a)(c)	0.00	#	05/11/57	1,067	0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	8,000	4,080,000
Taberna Preferred Funding Limited
Series 2006-6A, Class COM1‡(a)(c)	0.00	#	12/05/36	6,378	1
Series 2006-7A, Class C1‡(a)(c)	0.00	#	02/05/37	4,184	1
Tahoma CDO Limited Series 2007-2A, Class D‡(a)(c)	0.00	#	09/15/47	1,062	0
Trapeza CDO I LLC
Series 2006-10A, Class D2‡(a)(c)	0.00	#	06/06/41	1,022	0
Series 2006-10A, Class SUB(c)	0.00	#	06/06/41	2,000	0
Series 2006-11A, Class F(c)	0.00	#	10/10/41	2,051	0
Series 2006-11A, Class SUB(c)	0.00	#	10/10/41	2,000	0
Tricadia CDO Limited Series 2006-5A, Class SUB‡(a)(c)	0.00	#	06/19/46	2,500	0
Webster CDO Limited Series 2006-1, Class PS‡(a)(c)	0.00	#	04/13/47	2	0
Witherspoon CDO Funding Ltd. Series 2004-1A, Class COM(c)	0.00	#	09/15/39	4,385	1

Total Collateralized Debt Obligations (Cost – $124,427,653)					6,036,744

Collateralized Loan Obligation – 0.2%
Credit Genesis CLO 2005‡(a)(c) (Cost $3,000,000)	0.00		06/23/10	3	81,000

Home Equity Loans – 1.4%
ACE Securities Corp. Series 2004-HE3, Class M11(b)	6.71	†	11/25/34	1,216	12,791
Equifirst Mortgage Loan Trust NIM Notes Series 2004-3, Class B2‡(a)(b)(c)	6.71	†	12/25/34	2,807	79,429

See notes to financial statements.

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust Series 2004-4, Class M7(b)(c)	4.93	%†	03/25/35	$341	$44,386
Irwin Home Equity Corp. Series 2005-C, Class 2M3(b)(c)	4.71	†	04/25/30	1,710	451,943
Meritage Asset Holdings NIM Series 2005-2, Class N4‡(a)(b)(c)	0.00	#	11/25/35	4,000	1
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡(a)(b)(c)	0.00	#	07/25/35	1,072	0
Series 2005-11, Class 1B7‡(a)(b)(c)	0.00	#	11/25/36	1,451	225
Series 2006-2HGS, Class A2‡(a)(b)	4.50	†	03/25/37	1,023	113,110
Terwin Mortgage Trust NIM Series 2005-R1, Class A‡(a)(b)(c)	0.00	#	12/28/36	4,000	0

Total Home Equity Loans (Cost – $13,287,672)					701,885

Total ASSET-BACKED SECURITIES (Cost – $145,548,279)					6,825,680

MORTGAGE-BACKED SECURITIES – 10.7%
Collateralized Mortgage Obligations – 10.7%
Citigroup Mortgage Loan Trust Inc. Series 2006-AR9, Class 1M1(c)	3.55	†	11/25/36	2,000	379,400
Countrywide Alternative Loan Trust Series 2005-56, Class M4(c)	4.13	†	11/25/35	4,212	429,161
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3‡(a)(c)	12.50		09/25/46	871	122,641
Deutsche ALT-A Securities Incorporated Alternate Loan Trust Series 2006-AF1, Class A5	3.49	†	04/25/36	588	177,303
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.68	†	09/27/35	5,000	198,500
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡(a)(c)	2.00		06/27/35	2,980	613,257
Series 2005-4A, Class N2‡(a)(c)	0.00	#	07/27/45	6,883	1,422,716
Harborview Mortgage Loan Trust Series 2006-4, Class B11‡(a)(c)	4.78	†	05/19/47	2,318	14,604
Harborview NIM Corp.
Series 2006-8A, Class N5‡(a)(c)	0.00	#	07/21/36	2,000	0
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class PS(c)	0.00		12/19/36	6,000	60
Series 2006-14, Class N4‡(a)(c)	8.35		03/19/38	1,000	20,295
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS‡(a)(b)(c)	0.00		06/25/46	67	1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4‡(a)(b)(c)	0.00	#	06/25/45	5,000	1
Long Beach Mortgage Loan Trust
Series 2001-3, Class M3(b)	6.02	†	09/25/31	621	68,277
Series 2005-2, Class B2‡(a)(b)(c)	5.96	†	04/25/35	1,078	12,186

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Park Place Securities Inc.
Series 2005-WHQ3, Class M11(b)	5.71	%†	06/25/35	$2,000	$35,628
Series 2005-WCW2, Class M10(b)	5.71	†#	07/25/35	3,000	37,655
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B‡(a)(b)(c)	0.00	#	09/25/35	2,043	0
Residential Accredit Loans Inc. Series 2006-QO8, Class M4(c)	3.74	†	10/25/46	3,001	202,263
Residential Asset Mortgage Products Inc. Series 2005-RS4, Class B2‡(a)(b)(c)	6.21	†	04/25/35	2,372	36,297
Sail Net Interest Margin Notes Series 2004-7A, Class B‡(a)(b)(c)	0.00	#	08/27/34	2,394	0
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3‡(a)(c)	12.50		10/25/46	1,000	103,863
Soundview Home Equity Loan Trust Series 2005-2, Class B3‡(a)(b)(c)	6.21	†	07/25/35	2,591	38,606
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A2	5.98	†	09/25/36	1,500	1,153,512
Structured Asset Mortgage Investments Inc. Series 2006-AR3, Class 1B1(c)	3.61	†	04/25/36	5,219	336,545

Total Collateralized Mortgage Obligations (Cost – $46,380,264)					5,402,771

Total MORTGAGE-BACKED SECURITIES (Cost – $46,380,264)					5,402,771

HIGH YIELD CORPORATE BONDS – 62.2%
Automotive – 0.8%
Metaldyne Corp.(c) (Cost $3,554,853)	11.00		06/15/12	4,000	400,000

Basic Industry – 12.3%
ACE Hardware Corp. ‡(a)	9.13		06/01/16	500	427,500
Buckeye Technologies Inc.	8.50		10/01/13	500	465,000
Crown Americas LLC	7.75		11/15/15	500	487,500
FireKeepers Development Authority‡(a)	13.88		05/01/15	500	440,000
Freeport McMoRan Copper & Gold	8.38		04/01/17	500	492,500
Georgia-Pacific Corp.	8.13		05/15/11	1,000	990,000
Momentive Performance	9.75		12/01/14	500	395,000
Mueller Water Products Inc.	7.38		06/01/17	500	395,000
TRW Automotive Inc ‡(a)	7.25		03/15/17	750	592,500
Tube City IMS Corp.	9.75		02/01/15	500	445,000
U.S. Steel Corp.	7.00		02/01/18	500	451,380
Westlake Chemical Corp.	6.63		01/15/16	750	637,500

Total Basic Industry (Cost – $6,571,068)					6,218,880

See notes to financial statements.

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Capital Goods – 3.0%
Alliant Techsystems Inc.	6.75%		04/01/16	$650	$607,750
Case Corp.	7.25		01/15/16	500	452,500
Terex Corp.	7.38		01/15/14	500	455,000

Total Capital Goods (Cost – $1,620,533)					1,515,250

Consumer Cyclical – 0.5%
Ford Motor Credit Co.	7.00		10/01/13	250	153,639
General Motors Corp.	7.13		07/15/13	250	115,000

Total Consumer Cyclical (Cost – $318,206)					268,639

Consumer Non-Cyclical – 5.6%
Constellation Brands Inc.	7.25		05/15/17	650	598,000
Couche-Tard U.S. LP	7.50		12/15/13	1,000	920,000
Jarden Corp.	7.50		05/01/17	1,000	832,500
Stater Brothers Holdings	8.13		06/15/12	500	490,000

Total Consumer Non-Cyclical (Cost – $2,988,886)					2,840,500

Consumer Products – 0.0%
Home Products International Inc(c) (Cost $373,492)	0.00	#	10/01/12	373	0

Energy – 9.0%
Chesapeake Energy Corp.	6.88		01/15/16	500	456,250
MarkWest Energy Partners LP	8.75		04/15/18	500	475,000
National Oilwell Varco Inc. Series B	6.13		08/15/15	270	263,497
Newfield Exploration Company	6.63		09/01/14	500	450,000
Range Resources Corp.	7.50		05/15/16	500	477,500
SeaMetric International AS(c)	11.63		05/25/12	1,700	850,000
SESI LLC	6.88		06/01/14	750	652,500
Whiting Petroleum Corp.	7.25		05/01/13	1,000	927,500

Total Energy (Cost – $5,578,021)					4,552,247

Finance & Investment – 6.3%
Advanta Capital Trust I	8.99		12/17/26	2,725	1,471,500
AssuranceAmerica Capital Trust I(c)	10.50		12/31/35	1,000	350,000
Catlin Insurance Company Limited‡(a)	7.25	†	12/31/49	3,000	1,339,227

Total Finance & Investment (Cost – $6,519,395)					3,160,727

Industrials – 2.7%
Crown Cork & Seal Company Inc.	8.00		04/15/23	250	210,000
Jefferson Smurfit Corp.	8.25		10/01/12	500	417,500
Owens-Illinois Inc.	7.80		05/15/18	500	485,000
Payless Shoesource Inc.	8.25		08/01/13	250	220,625

Total Industrials (Cost – $1,400,659)					1,333,125

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Insurance – 0.0%
Security Capital Assurance, Ltd (Cost $253,157)	6.88	%†#	09/30/17	$500	$22,500

Media – 4.1%
CCH I LLC/CCH I Capital Corp.	11.00		10/01/15	250	165,000
Charter Communications Operating LLC‡(a)	8.38		04/30/14	500	441,250
Lamar Media Corp.	6.63		08/15/15	1,000	827,500
Mediacom Broadband LLC	8.50		10/15/15	750	618,750

Total Media (Cost – $2,255,639)					2,052,500

Services Cyclical – 4.9%
AMC Entertainment Inc.	8.63		08/15/12	500	495,000
Iron Mountain Inc.	8.75		07/15/18	1,000	1,015,000
Pokagon Gaming Authority‡(a)	10.38		06/15/14	500	506,250
Seneca Gaming Corp.	7.25		05/01/12	500	435,000

Total Services Cyclical (Cost – $2,521,530)					2,451,250

Services Non-Cyclical – 4.3%
ARAMARK Corp.	8.50		02/01/15	750	705,000
Church & Dwight Company Inc.	6.00		12/15/12	500	472,500
HCA Inc.	9.25		11/15/16	1,000	972,500

Total Services Non-Cyclical (Cost – $2,273,385)					2,150,000

Special Purpose Entities – 0.1%
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B‡(a)(c) (Cost $1,709,206)	0.00	#	05/15/77	1,675	62,813

Technology & Electronics – 2.6%
Flextronics International Limited	6.25		11/15/14	500	422,500
Sungard Data Systems Inc.	10.25		08/15/15	1,000	867,500

Total Technology & Electronics (Cost – $1,480,142)					1,290,000

Telecommunications – 6.0%
American Tower Corp.‡(a)	7.00		10/15/17	500	477,500
Cincinnati Bell Inc.	8.38		01/15/14	1,000	870,000
Citizens Communications Co.	6.25		01/15/13	650	608,562
L-3 Communications Corp.	6.13		01/15/14	500	462,500
Windstream Corp.	7.00		03/15/19	750	600,000

Total Telecommunications (Cost – $3,237,547)					3,018,562
Total HIGH YIELD CORPORATE BONDS (Cost – $42,655,719)					31,336,993

See notes to financial statements.

2008 Semi-Annual Report

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

MUNICIPAL SECURITIES – 0.1%
Muni-Arizona – 0.1%
Pima County Arizona Industrial Development Authority(d)	9.32%	06/01/09	$31	$29,230
Pima County Arizona Industrial Development Authority(d)	10.29	06/01/10	44	37,169

Total Muni-Arizona (Cost – $68,813)				66,399
Total MUNICIPAL SECURITIES (Cost – $68,813)				66,399

			Shares	Value (Note 2)
COMMON STOCKS – 1.9%
Consumer Products – 0.0%
Home Products International Inc.*(c) (Cost $1,367,254)			14,940	0

Finance & Investment – 1.3%
FSI Realty Trust(c)			148,000	192,400
FSI Realty Trust‡(a)(c)			29,800	38,740
Mid Country‡(a)(c)			50,000	426,500

Total Finance & Investment (Cost – $2,544,439)				657,640

Industrials – 0.0%
Port Townsend Company Inc.‡(a)(c) (Cost $667,311)			1,200	0

Telecommunications – 0.2%
Windstream Corp.(e) (Cost $125,755)			10,000	109,400

Telephone-Integrated – 0.4%
Frontier Communications Corp.			10,000	115,000
Qwest Communications International Inc.			25,000	80,750

Total Telephone-Integrated (Cost – $227,733)				195,750
Total COMMON STOCKS (Cost – $4,932,492)				962,790

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENT – 11.1%
State Street Euro Dollar Time Deposit (Cost $5,569,000)	1.35%	10/01/08	$5,569	$5,569,000

Total Investments – 99.6% (Cost – $245,154,567)				50,163,633
Other Assets in Excess of Liabilities – 0.4%				220,646

NET ASSETS – 100.0%				$50,384,279

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of September 30, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the total value of all such investments was $13,616,804 or 27.03% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of September 30, 2008, the total value of all such investments was $930,536 or 1.85% of net assets.
(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of September 30, 2008, the total value of all such securities was $12,950,628 or 25.70% of net assets.
(d)	—	Zero Coupon Bond – Interest rate represents current yield to maturity.
CBO	—	Certificate-Backed Obligation.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as “junk bonds”) that offer attractive yield and capital appreciation potential. The Fund may also invest in investment grade debt securities, up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transactions involving indebtedness or through the issuance of preferred shares. The Fund may leverage one third of its total assets (in each case including the amount borrowed.) The Fund may vary its use of leverage in response to changing market conditions.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six month period ending September 30, 2008, RMK High Income Fund, Inc. (the “Fund”) had a total return of
-65.04%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $1.07 on September 30, 2008, the Fund’s shares have a dividend yield of 16.82%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price. For the six months ended September 30, 2008, the Lehman Brothers U.S. Corporate High Yield Index1 had a total return of -7.28%. For the six months ended September 30, 2008, the previous benchmark, the Lehman Brothers Ba U.S. High Yield Index 2 had a total return of -4.10%.

During much of this year, the high yield market largely had been spared the pressure of forced selling, which has pushed prices lower. However, in September, Lehman’s bankruptcy filing was followed by widespread selling of below-investment-grade corporate credit. Following other markets, both high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On September 30, 2008, yield spreads were over 1,000 basis points, reaching levels normally seen at the bottom of a credit cycle. That is not to say that

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

yield spreads could not widen in the near term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average, not to mention to reach peak levels, which are typically around 10%. Meanwhile, yield spreads are implying a 12% to 14% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Further, the high concentration of the Fund’s holdings in complex mortgage-backed securities and asset-backed securities jeopardized the Fund’s future earnings power. Upon taking over management, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality. Since then, we have been executing this plan and have been successful at shifting the asset allocation of the Fund toward high yield corporate bonds. We expect this allocation to form the core sector of the Fund in the long-term. We have actively increased the Fund’s allocation to high yield corporate bonds by 26% as of September 30, 2008. Additionally, we have decreased the Fund’s allocation to lower rated (CCC rated through Unrated) securities by 33% in favor of BB rated and B rated securities.

While broad industry themes are in flux due to the credit markets’ problems and a slowing economy, we have been able to find opportunity within the high yield corporate market. Generally, we have favored larger capitalization companies that do not have near-term needs to access the capital markets for liquidity. We have been screening companies for their ability to operate without being subject to new issuance markets or asset sales. We believe that the corporate high yield holdings in the Fund are of higher average credit quality than the market. We have avoided companies in the consumer discretionary, financial and home-building related industries and have favored companies in the aerospace, energy and consumer non-discretionary sectors. The unprecedented declines in home prices, coupled with high inventories of unsold homes, are likely to delay a rebound in housing and housing related industries for some time. An overstretched consumer no longer has the ability to tap home equity in order to subsidize personal spending, and discretionary purchases are suffering. Financial companies are in the process of a massive leverage reduction that likely will impact earnings for the foreseeable future. In the aerospace sector, many companies are skewed toward defense, and are seeing robust demand. Within the energy sector, we prefer companies with better-than-average cash flow, strong balance sheets and easily saleable assets. Finally, the consumer non-discretionary sector has an element of recession resistance that makes it attractive given our current economic outlook. Longer-term, we believe that the high yield market offers attractive investment opportunities based on the market’s overestimation of default losses. We continue to focus on our goal of better positioning the Fund to improve stability of the net asset value and to dividends.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Index Description

1 The Lehman Brothers U.S. Corporate High Yield Index covers the U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt. The Lehman Brothers U.S. Corporate High Yield Index is part of the Lehman Brothers U.S. Universal and Global High Yield Indices. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Lehman Brothers Ba U.S. High Yield Index is the Ba component of the U.S. Corporate High Yield Index, a broad-based unmanaged index of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

September 30, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[1]	16.82%

Weighted average coupon	6.68%

Average effective maturity	7.16 years

Percentage of leveraged assets	0.00%

Total number of holdings	153

CREDIT QUALITY

A and Above[2]	19%

BBB	3%

BB	26%

B	34%

CCC	6%

D	2%

Unrated	10%
Total	100%

ASSET ALLOCATION

Asset-Backed Securities	12%

Mortgage-Backed Securities	12%

High Yield Corporate Bonds	66%

Common stocks	2%

Short-term investments	8%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the September 30, 2008 stock price.

[2]	Includes short-term investments.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 12.0%
Certificate-Backed Obligations – 0.0%
Helios Series I Multi-Asset CBO Limited Series 1A, Class C‡(a)(c)	5.90	%†#	12/13/36	$1,614	$4,035
MKP CBO I Limited Series 4A, Class CS‡(a)(c)	0.00	#	10/01/12	1,919	0

Total Certificate-Backed Obligations (Cost – $2,582,383)					4,035

Collateralized Debt Obligations – 11.6%
801 Grand CDO Series 2006-1 LLC‡(a)(c)	9.20	†	09/20/16	1,000	240,000
Aardvark ABS CDO Series 2007-1A, Class SUB(c)	0.00	#	07/06/47	1,000	0
Acacia CDO Limited Series 10A, Class SUB‡(a)(c)	0.00	#	09/07/46	2,000	0
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	4,000	110,000
Attentus CDO Limited
Series 2006-2A, Class E2(c)	0.00	#	10/09/41	287	0
Series 2006-2A, Class F1‡(a)(c)	0.00	#	10/09/41	2,200	0
Series 2006-2A, Class F2(c)	0.00	#	10/09/41	753	0
Series 2007-3A, Class F‡(a)(c)	0.00	#	10/11/42	3,220	1
Broderick CDO Limited Series 2007-3A, Class D‡(a)(c)	0.00	#	12/06/50	2,149	0
Cairn Mezzanine ABS CDO PLC Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	1,000	0
CDO Repack SPC Limited Series 2006-BRGA, Class COM(c)	0.00	#	12/05/51	1,997	0
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM‡(a)(c)	0.00	#	12/05/46	4,000	320,000
Duane Park I Limited‡(a)(c)	0.00		06/27/16	1,250	62,500
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB‡(a)(c)	0.00	#	07/13/47	1,000	0
IXIS ABS CDO 1 Limited‡(a)(c)	0.00		12/12/46	1,000	10
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE‡(a)(c)	8.20	†	04/30/14	12,000	480,000
Knollwood CDO Limited
Series 2006-2A, Class E‡(a)(c)	0.00	#	07/13/46	1,049	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	2,000	0
Kodiak CDO
Series 2006-1A, Class COMB‡(a)(c)	0.00	#	08/07/37	4,145	1
Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	3,236	1
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	3,933	1
Linker Finance PLC Series 16A, Class E‡(a)(c)	6.53	†	05/19/45	2,000	20,000
Millstone CDO Limited Series III-A, Class COMB(c)	0.00	#	07/05/46	1,988	0

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Newbury Street CDO Limited Series 2007-1A, Class D‡(a)(c)	0.00	%#	03/04/53	$1,075	$0
Norma CDO Limited Series 2007-1A, Class E‡(a)(c)	0.00	#	03/11/49	1,962	0
Palmer Square PLC Series 2A, Class CN‡(a)(c)	0.00	#	11/02/45	3,052	0
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	1,000	0
Preferred Term Securities XXII Limited(c)	0.00	#	09/22/36	2,400	0
Preferred Term Securities XXII Limited‡(a)(c)	10.25	#	10/01/12	1,000	50,000
Preferred Term Securities XXIII Limited(c)	0.00	#	12/22/36	3,200	1
Preferred Term Securities XXVII Limited(c)	0.00		03/22/38	2,500	25,000
Preferred Term Securities XXVIII Limited‡(a)(c)	4.53	†	03/22/38	1,447	57,892
Preferred Term Securities XXXI Limited(c)	0.00	#	03/22/38	3,000	0
Sail Net Interest Margin Notes Series 2004-5A, Class B‡(a)(b)(c)	6.75	#	06/27/34	117	467
Sharps CDO Series 2006-1A, Class D‡(a)(c)	0.00	#	05/08/46	1,924	0
Squared CDO Limited Series 2007-1A, Class C‡(a)(c)	0.00	#	05/11/57	1,067	0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	6,000	3,060,000
Taberna Preferred Funding Limited
Series 2006-6A, Class COM1‡(a)(c)	0.00	#	12/05/36	4,252	1
Series 2006-7A, Class C1‡(a)(c)	0.00	#	02/05/37	3,138	0
Tahoma CDO Limited Series 2007-2A, Class D‡(a)(c)	0.00	#	09/15/47	1,062	0
TPref Funding III Limited(a)(c)(d)	0.00	#	01/15/33	1,317	0
Trapeza CDO I LLC
Series 2006-10A, Class D2‡(a)(c)	0.00	#	06/06/41	2,044	0
Series 2006-10A, Class SUB(c)	0.00	#	06/06/41	1,500	0
Series 2006-11A, Class F(c)	0.00	#	10/10/41	2,051	0
Series 2006-11A, Class SUB(c)	0.00	#	10/10/41	2,000	0
Webster CDO Limited Series 2006-1, Class PS‡(a)(c)	0.00	#	04/13/47	2	0

Total Collateralized Debt Obligations (Cost – $92,067,667)					4,425,875

Collateralized Loan Obligation – 0.1%
Credit Genesis CLO 2005‡(a)(c) (Cost $1,000,000)	0.00		06/23/10	1	27,000

Home Equity Loans – 0.3%
Ameriquest Mortgage Securities Inc. Series 2003-8, Class MV6(b)	6.96	†	10/25/33	536	36,981
Amresco Residential Securities Mortgage Loan Trust Series 1999-1, Class B(b)	7.21	†	11/25/29	408	39,368
Fremont Home Loan Trust Series 2004-4, Class M7(b)(c)	4.93	†	03/25/35	341	44,387

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Meritage Asset Holdings NIM Series 2005-2, Class N4‡(a)(b)(c)	0.00	%#	11/25/35	$3,000	$0
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡(a)(b)(c)	0.00	#	07/25/35	932	0
Series 2005-11, Class 1B7‡(a)(b)(c)	0.00	#	11/25/36	871	135
Terwin Mortgage Trust NIM Series 2005-R1, Class A‡(a)(b)(c)	0.00	#	12/28/36	3,000	0

Total Home Equity Loans (Cost – $7,180,262)					120,871

Total ASSET-BACKED SECURITIES (Cost – $102,830,312)					4,577,781

MORTGAGE-BACKED SECURITIES – 12.0%
Collateralized Mortgage Obligations – 12.0%
Citigroup Mortgage Loan Trust Inc. Series 2006-AR9, Class 1M1(c)	3.55	†	11/25/36	1,000	189,700
Countrywide Alternative Loan Trust
Series 2005-56, Class M4(c)	4.13	†	11/25/35	1,454	148,191
Series 2006-6CB, Class B5(c)	5.57	†#	05/25/36	258	1,314
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3‡(a)(c)	12.50		09/25/46	473	66,580
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.68	†	09/27/35	3,000	119,100
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡(a)(c)	2.00		06/27/35	2,980	613,257
Series 2005-4A, Class N2‡(a)(c)	0.00	#	07/27/45	5,162	1,067,037
Harborview Mortgage Loan Trust
Series 2003-2, Class 1X(c)	2.45	†	10/19/33	4,739	117,250
Series 2006-4, Class B11‡(a)(c)	4.78	†	05/19/47	1,739	10,953
Harborview NIM Corp.
Series 2006-8A, Class N5‡(a)(c)	0.00	#	07/21/36	2,000	0
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡(a)(c)	8.35		03/19/38	1,000	20,295
Series 2006-14, Class PS(c)	0.00		12/19/36	5,000	50
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS‡(a)(b)(c)	0.00		06/25/46	67	1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4‡(a)(b)(c)	0.00	#	06/25/45	5,000	1
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1(b)	3.30	†	05/25/36	3,225	419,531
Series 2006-A, Class A2(b)	5.55	†	05/25/36	1,963	280,053
Park Place Securities Inc.
Series 2005-WHQ3, Class M11(b)	5.71	†	06/25/35	2,000	35,628
Series 2005-WCW2, Class M10(b)	5.71	†#	07/25/35	2,000	25,103
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B‡(a)(b)(c)	0.00	#	09/25/35	1,022	0

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans Inc. Series 2006-QO8, Class M4(c)	3.74	%†	10/25/46	$2,001	$134,842
Sail NIM Notes Series 2004-7A, Class B‡(a)(b)(c)	0.00	#	08/27/34	1,796	0
Sasco Net Interest Margin Trust Series 2003-S, Class A‡(a)(c)	7.50		12/28/33	1,306	182,690
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3‡(a)(c)	12.50		10/25/46	1,000	103,863
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A2	5.98	†	09/25/36	1,000	769,008
Structured Asset Investment Loan Trust Series 2004-8, Class B2(b)	5.00		09/25/34	788	4,031
Structured Asset Mortgage Investments Inc. Series 2006-AR3, Class 1B1(c)	3.61	†	04/25/36	2,500	161,212
Structured Asset Securities Corp. Series 2003-BC1, Class B2(b)	9.00		05/25/32	2,077	117,976

Total Collateralized Mortgage Obligations (Cost – $36,575,978)					4,587,666

Total MORTGAGE-BACKED SECURITIES (Cost – $36,575,978)					4,587,666

HIGH YIELD CORPORATE BONDS – 66.0%
Automotive – 0.8%
Metaldyne Corp.(c) (Cost $2,844,189)	11.00		06/15/12	3,225	322,500

Basic Industry – 14.5%
ACE Hardware Corp.‡(a)	9.13		06/01/16	500	427,500
Buckeye Technologies Inc.	8.50		10/01/13	500	465,000
Crown Americas LLC	7.75		11/15/15	500	487,500
FireKeepers Development Authority‡(a)	13.88		05/01/15	500	440,000
Freeport McMoRan Copper & Gold	8.38		04/01/17	500	492,500
Georgia-Pacific Corp.	8.13		05/15/11	500	495,000
Momentive Performance	9.75		12/01/14	500	395,000
Mueller Water Products Inc.	7.38		06/01/17	500	395,000
TRW Automotive Inc.‡(a)	7.25		03/15/17	625	493,750
Tube City IMS Corp.	9.75		02/01/15	500	445,000
U.S. Steel Corp.	7.00		02/01/18	500	451,380
Westlake Chemical Corp.	6.63		01/15/16	625	531,250

Total Basic Industry (Cost – $5,844,756)					5,518,880

Capital Goods – 3.6%
Alliant Techsystems Inc.	6.75		04/01/16	500	467,500
Case Corp.	7.25		01/15/16	500	452,500
Terex Corp.	7.38		01/15/14	500	455,000

Total Capital Goods (Cost – $1,471,653)					1,375,000

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Consumer Cyclical – 0.7%
Ford Motor Credit Co.	7.00%		10/01/13	$250	$153,639
General Motors Corp.	7.13		07/15/13	250	115,000

Total Consumer Cyclical (Cost – $318,206)					268,639

Consumer Non-Cyclical – 5.4%
Constellation Brands Inc.	7.25		05/15/17	500	460,000
Couche-Tard U.S. LP	7.50		12/15/13	625	575,000
Jarden Corp.	7.50		05/01/17	625	520,312
Stater Brothers Holdings	8.13		06/15/12	500	490,000

Total Consumer Non-Cyclical (Cost – $2,143,373)					2,045,312

Consumer Products – 0.0%
Home Products International Inc(c) (Cost – $289,584)	0.00	#	10/01/12	290	0
Energy – 7.8%
Chesapeake Energy Corp.	6.88		01/15/16	500	456,250
MarkWest Energy Partners LP	8.75		04/15/18	500	475,000
Newfield Exploration Company	6.63		09/01/14	500	450,000
Range Resources Corp.	7.50		05/15/16	500	477,500
SESI LLC	6.88		06/01/14	625	543,750
Whiting Petroleum Corp.	7.25		05/01/13	625	579,687

Total Energy (Cost – $3,157,652)					2,982,187

Finance & Investment – 6.2%
Advanta Capital Trust I	8.99		12/17/26	2,050	1,107,000
AssuranceAmerica Capital Trust I(c)	10.50		12/31/35	1,000	350,000
Catlin Insurance Company Limited ‡(a)	7.25	†	12/31/49	2,000	892,818

Total Finance & Investment (Cost – $4,910,221)					2,349,818

Industrials – 3.2%
Crown Cork & Seal Company Inc.	8.00		04/15/23	125	105,000
Jefferson Smurfit Corp.	8.25		10/01/12	500	417,500
Owens-Illinois Inc.	7.80		05/15/18	500	485,000
Payless Shoesource Inc.	8.25		08/01/13	250	220,625

Total Industrials (Cost – $1,288,141)					1,228,125

Insurance – 0.1%
Security Capital Assurance, Ltd (Cost $253,253)	6.88	†#	09/30/17	500	22,500

Media – 4.0%
CCH I LLC / CCH I Capital Corp.	11.00		10/01/15	250	165,000
Charter Communications Operating LLC‡(a)	8.38		04/30/14	500	441,250

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Lamar Media Corp.	6.63%		08/15/15	$625	$517,188
Mediacom Broadband LLC	8.50		10/15/15	500	412,500

Total Media (Cost – $1,691,010)					1,535,938

Resorts/Theme Parks – 1.6%
Six Flags Inc.	9.63		06/01/14	611	342,160
Six Flags Operations Inc.‡(a)	12.25		07/15/16	272	248,880

Total Resorts/Theme Parks (Cost – $895,836)					591,040

Services Cyclical – 5.4%
AMC Entertainment Inc.	8.63		08/15/12	500	495,000
Iron Mountain Inc.	8.75		07/15/18	625	634,375
Pokagon Gaming Authority‡(a)	10.38		06/15/14	500	506,250
Seneca Gaming Corp.	7.25		05/01/12	500	435,000

Total Services Cyclical (Cost – $2,134,208)					2,070,625

Services Non-Cyclical – 4.1%
ARAMARK Corp.	8.50		02/01/15	500	470,000
Church & Dwight Company Inc.	6.00		12/15/12	500	472,500
HCA Inc.	9.25		11/15/16	625	607,812

Total Services Non-Cyclical (Cost – $1,629,560)					1,550,312

Special Purpose Entities – 0.2%
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B‡(a)(c) (Cost $1,709,206)	0.00	#	05/15/77	1,675	62,813

Technology & Electronics – 2.5%
Flextronics International Limited	6.25		11/15/14	500	422,500
Sungard Data Systems Inc.	10.25		08/15/15	625	542,188

Total Technology & Electronics (Cost – $1,100,483)					964,688

Telecommunications – 5.9%
American Tower Corp.‡(a)	7.00		10/15/17	500	477,500
Cincinnati Bell Inc.	8.38		01/15/14	500	435,000
Citizens Communications Co.	6.25		01/15/13	500	468,125
L-3 Communications Corp.	6.13		01/15/14	500	462,500
Windstream Corp.	7.00		03/15/19	500	400,000

Total Telecommunications (Cost – $2,397,526)					2,243,125

Total HIGH YIELD CORPORATE BONDS (Cost – $34,078,857)					25,131,502

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

MUNICIPAL SECURITIES – 0.2%
Muni-Arizona – 0.2%
Pima County Arizona Industrial Development Authority(d)	9.32%	06/01/09	$25	$23,385
Pima County Arizona Industrial Development Authority(d)	10.29	06/01/10	35	29,735

Total Muni-Arizona (Cost – $55,050)				53,120
Total MUNICIPAL SECURITIES (Cost – $55,050)				53,120

			Shares	Value (Note 2)

COMMON STOCKS - 2.0%
Consumer Products - 0.0%
Home Products International Inc.*(c) (Cost $1,061,596)			11,583	0

Finance & Investment – 1.2%
FSI Realty Trust(c)			72,000	93,600
FSI Realty Trust‡(a)(c)			26,200	34,060
Mid Country‡(a)(c)			38,235	326,144

Total Finance & Investment (Cost – $1,590,997)				453,804

Industrials – 0.0%
Port Townsend Company Inc.*‡(a)(c) (Cost $486,581)			875	0

Telecommunications – 0.3%
Windstream Corp. (Cost $125,755)			10,000	109,400

Telephone-Integrated – 0.5%
Frontier Communications Corp.			10,000	115,000
Qwest Communications International Inc.			25,000	80,750

Total Telephone-Integrated (Cost – $227,733)				195,750

Total COMMON STOCKS (Cost – $3,492,662)				758,954

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENT – 7.4%
State Street Euro Dollar Time Deposit (Cost $2,833,000)	0.85%	10/01/08	$2,833	$2,833,000

Total Investments – 99.6% (Cost – $179,865,859)				37,942,023
Other Assets in Excess of Liabilities – 0.4%				171,486

NET ASSETS – 100.0%				$38,113,509

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of September 30, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the total value of all such investments was $10,966,786 or 28.77% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of September 30, 2008, the total value of all such investments was $1,003,662 or 2.63% of net assets.
(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of September 30, 2008, the total value of all such securities was $8,626,885 or 22.63% of net assets.
(d)	—	Zero Coupon Bond – Interest rate represents current yield to maturity.
CBO	—	Certificate-Backed Obligation.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Multi-Sector High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio consisting primarily of debt securities that offer attractive yield and capital appreciation potential. Under normal market conditions, the Fund invests a majority of its total assets in below investment grade debt securities, including up to 20% of the Fund’s total assets in distressed securities. The Fund maintains the flexibility to invest up to 50% of its total assets in investment grade debt securities. The Fund invests up to 30% of its total assets in equity securities of both domestic and foreign issuers and up to 15% of its total assets in a combination of foreign debt and foreign equity securities. The Fund invests in a wide range of debt securities including corporate bonds, mortgage-backed and asset-backed securities, convertible debt securities, distressed securities, including securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, U.S. government and municipal obligations and foreign government obligations. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.)

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six month period ending September 30, 2008, RMK Multi-Sector High Income Fund, Inc. (the “Fund”) had a total return of -72.91%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $0.75 on September 30, 2008, the Fund’s shares have a dividend yield of 16.00%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price. For the six months ended September 30, 2008, the Lehman Brothers U.S. Corporate High Yield Index1 had a total return of -7.28%. For the six months ended September 30, 2008, the previous benchmark, the Lehman Brothers Ba U.S. High Yield Index2 had a total return of -4.10%.

During much of this year, the high yield market largely had been spared the pressure of forced selling, which has pushed prices lower. However, in September, Lehman’s bankruptcy filing was followed by widespread selling of below-investment-grade corporate credit. Following other markets, both high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On September 30, 2008, yield spreads were over 1,000 basis points, reaching levels normally seen at the bottom of a credit cycle. That is not to say that yield spreads could not widen in the near

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average, not to mention to reach peak levels, which are typically around 10%. Meanwhile, yield spreads are implying a 12% to 14% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Further, the high concentration of the Fund’s holdings in complex mortgage-backed securities and asset-backed securities jeopardized the Fund’s future earnings power. Upon taking over management, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality. Since then, we have been executing this plan and have been successful at shifting the asset allocation of the Fund toward high yield corporate bonds. We expect this allocation to form the core sector of the Fund in the long-term. We have actively increased the Fund’s allocation to high yield corporate bonds by 22% as of September 30, 2008. Additionally, we have decreased the Fund’s allocation to lower rated (CCC rated through Unrated) securities by 37% in favor of BB rated and B rated securities.

While broad industry themes are in flux due to the credit markets’ problems and a slowing economy, we have been able to find opportunity within the high yield corporate market. Generally, we have favored larger capitalization companies that do not have near-term needs to access the capital markets for liquidity. We have been screening companies for their ability to operate without being subject to new issuance markets or asset sales. We believe that the corporate high yield holdings in the Fund are of higher average credit quality than the market. We have avoided companies in the consumer discretionary, financial and home-building related industries and have favored companies in the aerospace, energy and consumer non-discretionary sectors. The unprecedented declines in home prices, coupled with high inventories of unsold homes, are likely to delay a rebound in housing and housing related industries for some time. An overstretched consumer no longer has the ability to tap home equity in order to subsidize personal spending, and discretionary purchases are suffering. Financial companies are in the process of a massive leverage reduction that likely will impact earnings for the foreseeable future. In the aerospace sector, many companies are skewed toward defense, and are seeing robust demand. Within the energy sector, we prefer companies with better-than-average cash flow, strong balance sheets and easily saleable assets. Finally, the consumer non-discretionary sector has an element of recession resistance that makes it attractive given our current economic outlook. Longer-term, we believe that the high yield market offers attractive investment opportunities based on the market’s overestimation of default losses. We continue to focus on our goal of better positioning the Fund to improve stability of the net asset value and to dividends.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Index Description

1 The Lehman Brothers U.S. Corporate High Yield Index covers the U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt. The Lehman Brothers U.S. Corporate High Yield Index is part of the Lehman Brothers U.S. Universal and Global High Yield Indices. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Lehman Brothers Ba U.S. High Yield Index is the Ba component of the U.S. Corporate High Yield Index, a broad-based unmanaged index of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

September 30, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[1]	16.00%

Weighted average coupon	6.32%

Average effective maturity	6.32 years

Percentage of leveraged assets	0.42%

Total number of holdings	141

CREDIT QUALITY

A and Above[2]	21%

BBB	1%

BB	24%

B	31%

CCC	6%

Unrated	17%
Total	100%

ASSET ALLOCATION

Asset-Backed Securities	16%

Mortgage-Backed Securities	14%

High Yield Corporate Bonds	59%

Common stocks	2%

Short-term investments	9%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the September 30, 2008 stock price.

[2]	Includes short-term investments.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 16.8%
Collateralized Debt Obligations – 16.3%
801 Grand CDO Series 2006-1 LLC‡(a)(c)	9.20	%†	09/20/16	$2,000	$480,000
Aardvark ABS CDO Series 2007-1A, Class SUB(c)	0.00	#	07/06/47	3,000	0
Acacia CDO Limited Series 10A, Class SUB‡(a)(c)	0.00	#	09/07/46	4,000	0
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	6,000	165,000
Attentus CDO Limited
Series 2006-2A, Class E2(c)	0.00	#	10/09/41	388	0
Series 2006-2A, Class F1‡(a)(c)	0.00	#	10/09/41	2,200	0
Series 2006-2A, Class F2(c)	0.00	#	10/09/41	1,007	0
Series 2007-3A, Class F‡(a)(c)	0.00	#	10/11/42	4,293	1
Broderick CDO Limited Series 2007-3A, Class D‡(a)(c)	0.00	#	12/06/50	3,224	0
Cairn Mezzanine ABS CDO PLC Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	1,000	0
CDO Repack SPC Limited Series 2006-BRGA, Class COM(c)	0.00	#	12/05/51	2,996	0
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM‡(a)(c)	0.00	#	12/05/46	5,000	400,000
Duane Park I Limited‡(a)(c)	0.00		06/27/16	2,500	125,000
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB‡(a)(c)	0.00	#	07/13/47	2,000	0
Ischus CDO III Limited‡(a)(c)	0.00	#	07/03/46	1	0
IXIS ABS CDO 1 Limited‡(a)(c)	0.00		12/12/46	2,000	20
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE‡(a)(c)	8.20	†	04/30/14	15,000	600,000
Knollwood CDO Limited
Series 2006-2A, Class E‡(a)(c)	0.00	#	07/13/46	2,098	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	3,000	0
Kodiak CDO
Series 2006-1A, Class COMB‡(a)(c)	0.00	#	08/07/37	6,218	1
Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	3,236	0
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	3,933	1
Linker Finance PLC Series 16A, Class E‡(a)(c)	6.53	†	05/19/45	5,000	50,000
Millstone CDO Limited Series III-A, Class COMB(c)	0.00	#	07/05/46	4,075	1
Newbury Street CDO Limited Series 2007-1A, Class D‡(a)(c)	0.00	#	03/04/53	3,224	0
Norma CDO Limited Series 2007-1A, Class E‡(a)(c)	0.00	#	03/11/49	1,962	0
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	2,000	0

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Preferred Term Securities XXII Limited(c)	0.00	%#	09/22/36	$4,600	$1
Preferred Term Securities XXII Limited‡(a)(c)	10.25	#	10/01/12	3,000	150,000
Preferred Term Securities XXIII Limited(c)	0.00	#	12/22/36	3,800	1
Preferred Term Securities XXVII Limited(c)	0.00		03/22/38	3,000	30,000
Preferred Term Securities XXVIII Limited‡(a)(c)	4.53	†	03/22/38	1,497	59,889
Preferred Term Securities XXXI Limited(c)	0.00	#	03/22/38	3,000	0
Sharps CDO Series 2006-1A, Class D‡(a)(c)	0.00	#	05/08/46	1,924	0
Squared CDO Limited Series 2007-1A, Class C‡(a)(c)	0.00	#	05/11/57	1,067	0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	9,000	4,590,000
Taberna Preferred Funding Limited
Series 2006-6A, Class COM1‡(a)(c)	0.00	#	12/05/36	6,378	1
Series 2006-7A, Class C1‡(a)(c)	0.00	#	02/05/37	5,230	1
Tahoma CDO Limited Series 2007-2A, Class D‡(a)(c)	0.00	#	09/15/47	1,062	0
Trapeza CDO I LLC
Series 2006-10A, Class D2‡(a)(c)	0.00	#	06/06/41	2,044	0
Series 2006-10A, Class SUB(c)	0.00	#	06/06/41	2,000	0
Series 2006-11A, Class F(c)	0.00	#	10/10/41	2,051	0
Series 2006-11A, Class SUB(c)	0.00	#	10/10/41	2,000	0
Tricadia CDO Limited Series 2006-5A, Class SUB‡(a)(c)	0.00	#	06/19/46	2,000	0
Webster CDO Limited Series 2006-1, Class PS‡(a)(c)	0.00	#	04/13/47	4	0

Total Collateralized Debt Obligations (Cost – $127,482,964)					6,649,917

Collateralized Loan Obligation – 0.2%
Credit Genesis CLO 2005‡(a)(c) (Cost $2,970,000)	0.00		06/23/10	3	81,000

Home Equity Loans – 0.3%
Equifirst Mortgage Loan Trust NIM Notes Series 2004-3, Class N3‡(a)(b)(c)	0.00	#	12/25/34	2,597	0
Fremont Home Loan Trust
Series 2004-4, Class M7(b)(c)	4.93	†	03/25/35	681	88,773
Series 2005-2, Class B3‡(a)(b)(c)	5.96	†	06/25/35	1,577	14,505
Meritage Asset Holdings NIM Series 2004-2, Class N6‡(a)(b)(c)	0.00	#	01/25/35	197	0
Soundview NIM Trust
Series 2005-1N, Class N2‡(a)(b)(c)	0.00	#	04/25/35	1,617	0
Series 2005-1N, Class N3‡(a)(b)(c)	0.00	#	04/25/35	1,500	0
Structured Asset Investment Loan Trust Series 2005-HE1, Class B1(b)	5.71	†	07/25/35	273	1,130

See notes to financial statements.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust NIM Series 2006-R2, Class A‡(a)(b)(c)	0.00%		12/25/36	$12,798	$1

Total Home Equity Loans (Cost – $18,795,745)					104,409

Total ASSET-BACKED SECURITIES (Cost – $149,248,709)					6,835,326

MORTGAGE-BACKED SECURITIES – 14.2%
Collateralized Mortgage Obligations – 14.2%
Citigroup Mortgage Loan Trust Inc. Series 2006-AR9, Class 1M1(c)	3.55	†	11/25/36	1,000	189,700
Countrywide Alternative Loan Trust Series 2005-56, Class M4(c)	4.13	†	11/25/35	1,939	197,588
Deutsche ALT-A Securities Incorporated Alternate Loan Trust Series 2006-AF1, Class A5	3.49	†	04/25/36	588	177,302
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.68	†	09/27/35	7,000	277,900
First Franklin Mortgage Loan NIM Series 2004-FFH4, Class N4‡(a)(b)(c)	0.00	#	01/21/35	3,100	0
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡(a)(c)	2.00		06/27/35	6,407	1,318,503
Series 2005-4A, Class N2‡(a)(c)	0.00	#	07/27/45	12,045	2,489,753
Harborview Mortgage Loan Trust
Series 2006-4, Class B11‡(a)(c)	4.78	†	05/19/47	2,318	14,604
Series 2006-CB1, Class 2B5(c)	4.96	†	03/25/36	2,299	31,490
Harborview NIM Corp.
Series 2006-8A, Class N5‡(a)(c)	0.00	#	07/21/36	5,000	1
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡(a)(c)	8.35		03/19/38	1,000	20,295
Series 2006-14, Class PS(c)	0.00		12/19/36	6,000	60
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS‡(a)(b)(c)	0.00		06/25/46	67	1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4‡(a)(b)(c)	0.00	#	06/25/45	6,000	1
Long Beach Mortgage Loan Trust Series 2005-2, Class B2‡(a)(b)(c)	5.96	†	04/25/35	1,078	12,186
Park Place Securities Inc.
Series 2005-WCW2, Class M11‡(a)(b)(c)	5.71	†	07/25/35	515	3,345
Series 2005-WCW2, Class M10(b)(c)	5.71	†#	07/25/35	4,000	316,000
Series 2005-WHQ3, Class M11(b)	5.71	†	06/25/35	3,000	53,442
Residential Accredit Loans Inc. Series 2006-QO8, Class M4(c)	3.74	†	10/25/46	2,001	134,842
Sail Net Interest Margin Notes Series 2004-7A, Class B‡(a)(b)(c)	0.00	#	08/27/34	4,788	0
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3‡(a)(c)	12.50		10/25/46	2,000	207,726

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)		Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust Series 2004-8, Class B2(b)	5.00%		09/25/34	$788		$4,031
Structured Asset Mortgage Investments Inc. Series 2006-AR3, Class 1B1(c)	3.61	†	04/25/36	5,000		322,423

Total Collateralized Mortgage Obligations (Cost – $55,594,120)						5,771,193

Total MORTGAGE-BACKED SECURITIES (Cost – $55,594,120)						5,771,193

HIGH YIELD CORPORATE BONDS – 60.8%
Automotive – 1.1%
Metaldyne Corp.(c) (Cost $3,993,521)	11.00		06/15/12	4,472		447,200

Basic Industry – 12.5%
ACE Hardware Corp. ‡(a)	9.13		06/01/16	500		427,500
Buckeye Technologies Inc.	8.50		10/01/13	500		465,000
Crown Americas LLC	7.75		11/15/15	500		487,500
FireKeepers Development Authority‡(a)	13.88		05/01/15	500		440,000
Freeport McMoRan Copper & Gold	8.38		04/01/17	500		492,500
Georgia-Pacific Corp.	8.13		05/15/11	500		495,000
Momentive Performance	9.75		12/01/14	500		395,000
Mueller Water Products Inc.	7.38		06/01/17	500		395,000
TRW Automotive Inc.‡(a)	7.25		03/15/17	500		395,000
Tube City IMS Corp.	9.75		02/01/15	500		445,000
U.S. Steel Corp.	7.00		02/01/18	250		225,690
Westlake Chemical Corp.	6.63		01/15/16	500		425,000

Total Basic Industry (Cost – $5,404,886)						5,088,190

Capital Goods – 4.5%
Alliant Techsystems Inc.	6.75		04/01/16	500		467,500
Case Corp.	7.25		01/15/16	500		452,500
Terex Corp.	7.38		01/15/14	1,000		910,000

Total Capital Goods (Cost – $1,932,793)						1,830,000

Consumer Cyclical – 0.7%
Ford Motor Credit Co.	7.00		10/01/13	250		153,639
General Motors Corp.	7.13		07/15/13	250		115,000

Total Consumer Cyclical (Cost – $318,206)						268,639

Consumer Non-Cyclical – 4.5%
Constellation Brands Inc.	7.25		05/15/17	500		460,000
Couche-Tard U.S. LP	7.50		12/15/13	500		460,000
Jarden Corp.	7.50		05/01/17	500	@	416,250

See notes to financial statements.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Stater Brothers Holdings	8.13%		06/15/12	$500	$490,000

Total Consumer Non-Cyclical (Cost – $1,911,738)					1,826,250

Consumer Products – 0.0%
Home Products International Inc(c) (Cost $393,957)	0.00	#	03/20/17	394	0

Energy – 8.9%
Chesapeake Energy Corp.	6.88		01/15/16	500	456,250
MarkWest Energy Partners LP	8.75		04/15/18	500	475,000
Newfield Exploration Company	6.63		09/01/14	500	450,000
Range Resources Corp.	7.50		05/15/16	500	477,500
SeaMetric International AS(c)	11.63		05/25/12	800	400,000
SESI LLC	6.88		06/01/14	500	435,000
Whiting Petroleum Corp.	7.25		05/01/13	1,000	927,500

Total Energy (Cost – $4,182,006)					3,621,250

Finance & Investment – 6.0%
Advanta Capital Trust I	8.99		12/17/26	3,065	1,655,100
AssuranceAmerica Capital Trust I(c)	10.50		12/31/35	2,000	700,000
Catlin Insurance Company Limited‡(a)	7.25	†	12/31/49	200	89,282

Total Finance & Investment (Cost – $5,235,472)					2,444,382

Industrials – 2.7%
Jefferson Smurfit Corp.	8.25		10/01/12	500	417,500
Owens-Illinois Inc.	7.80		05/15/18	500	485,000
Payless Shoesource Inc.	8.25		08/01/13	250	220,625

Total Industrials (Cost – $1,175,624)					1,123,125

Insurance – 0.1%
Security Capital Assurance, Ltd (Cost $253,157)	6.88	†#	09/30/17	500	22,500

Media – 3.9%
CCH I LLC/CCH I Capital Corp.	11.00		10/01/15	500	330,000
Charter Communications Operating LLC‡(a)	8.38		04/30/14	500	441,250
Lamar Media Corp.	6.63		08/15/15	500	413,750
Mediacom Broadband LLC	8.50		10/15/15	500	412,500

Total Media (Cost – $1,713,560)					1,597,500

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Services Cyclical – 3.5%
AMC Entertainment Inc.	8.63%		08/15/12	$500	$495,000
Iron Mountain Inc.	8.75		07/15/18	500	507,500
Seneca Gaming Corp.	7.25		05/01/12	500	435,000

Total Services Cyclical (Cost – $1,478,163)					1,437,500

Services Non-Cyclical – 3.5%
ARAMARK Corp.	8.50		02/01/15	500	470,000
Church & Dwight Company Inc.	6.00		12/15/12	500	472,500
HCA Inc.	9.25		11/15/16	500	486,250

Total Services Non-Cyclical (Cost – $1,500,357)					1,428,750

Special Purpose Entities – 0.2%
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B‡(a)(c) (Cost $2,576,561)	0.00	#	05/15/77	2,525	94,688

Technology & Electronics – 3.2%
Flextronics International LTD	6.25		11/15/14	500	422,500
Sungard Data Systems Inc.	10.25		08/15/15	1,000	867,500

Total Technology & Electronics (Cost – $1,415,171)					1,290,000

Telecommunications – 5.5%
American Tower Corp.‡(a)	7.00		10/15/17	500	477,500
Cincinnati Bell Inc.	8.38		01/15/14	500	435,000
Citizens Communications Co.	6.25		01/15/13	500	468,125
L-3 Communications Corp.	6.13		01/15/14	500	462,500
Windstream Corp.	7.00		03/15/19	500	400,000

Total Telecommunications (Cost – $2,392,532)					2,243,125

Total HIGH YIELD CORPORATE BONDS (Cost – $35,877,704)					24,763,099

				Shares	Value (Note 2)

COMMON STOCKS – 2.6%
Consumer Products – 0.0%
Home Products International Inc.*(c) (Cost $1,442,643)				15,758	0

Finance & Investment – 1.8%
FSI Realty Trust(c)				200,000	260,000
FSI Realty Trust‡(a)(c)				35,000	45,500
Mid Country‡(a)(c)				52,941	451,587

Total Finance & Investment (Cost – $3,130,057)					757,087

See notes to financial statements.

2008 Semi-Annual Report

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

			Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrials – 0.0%
Port Townsend Company Inc.*‡(a)(c) (Cost $672,750)			1,300	$0

Telecommunications – 0.3%
Windstream Corp. (Cost $125,755)			10,000	109,400
Telephone-Integrated – 0.5%
Frontier Communications Corp.			10,000	115,000
Qwest Communications International Inc.			25,000	80,750

Total Telephone-Integrated (Cost – $227,733)				195,750

Total COMMON STOCKS (Cost – $5,598,938)				1,062,237

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENTS – 8.8%
State Street Euro Dollar Time Deposit (Cost $3,609,000)	0.85%	10/01/08	$3,609	3,609,000

Total Investments – 103.2% (Cost – $249,928,471)				42,040,855
Liabilities in Excess of Other Assets – (3.2)%				(1,290,145)

NET ASSETS – 100.0%				$40,750,710

*	—	Non-income producing security.
@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.
#	—	Issuer is currently in default on its regularly scheduled interest payments.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of September 30, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008 the total value of all such investments was $13,922,042 or 34.16% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of September 30, 2008, the total value of all such investments was $493,415 or 1.20% of net assets.
(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of September 30, 2008, the total value of all such securities was $14,769,589 or 36.24% of net assets.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

OBJECTIVE & STRATEGY

RMK Strategic Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The Adviser will continually analyze the markets for income-producing securities and will periodically reallocate the Fund’s investments among various fixed-income and equity asset classes and between investment grade and below investment grade debt securities (commonly referred to as “junk bonds”) to pursue its investment objectives. As a result, a majority of the Fund’s total assets may be invested in investment grade debt securities at some times and in below investment grade debt securities at other times. The Fund invests in a wide range of debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. The Fund also invests in other securities providing the potential for high income or a combination of high income and capital growth. (Below investment grade debt securities are rated Ba1 or lower by Moody’s Investors Service, Inc., BB+ or lower by Standard & Poor’s Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality.) The Fund may use leverage through bank borrowings, reverse repurchase agreements or other transaction involving indebtedness or through the issuance of preferred shares. The Fund may leverage up to one third of its total assets (in each case including the amount borrowed.) The Fund may vary its use of leverage in response to changing market conditions.

Investment Risks: Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares. The Fund’s investments in mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool may increase credit risk to the extent that the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. Below investment grade bonds are also subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. The value of U.S. and foreign equity securities in which the Fund invests will change based on changes in a company’s financial condition and in overall market and economic conditions. Leverage creates an opportunity for an increased return to common stockholders, but unless the income and capital appreciation, if any, on securities acquired with leverage proceeds exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund’s shares. Use of leverage may also increase the likelihood that the net asset value of the Fund and market value of its common shares will be more volatile, and the yield and total return to common stockholders will tend to fluctuate more in response to changes in interest rates and creditworthiness.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six month period ending September 30, 2008, RMK Strategic Income Fund, Inc. (the “Fund”) had a total return of -63.94%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $0.97 on September 30, 2008, the Fund’s shares have a dividend yield of 18.56%. The dividend yield is calculated as the annualized amount of the reporting period’s most recent monthly dividend declared divided by the stated stock price. For the six months ended September 30, 2008, the Lehman Brothers U.S. Corporate High Yield Index1 had a total return of -7.28%. For the six months ended September 30, 2008, the previous benchmark, the Lehman Brothers Ba U.S. High Yield Index2 had a total return of -4.10%.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

During much of this year, the high yield market largely had been spared the pressure of forced selling, which has pushed prices lower. However, in September, Lehman’s bankruptcy filing was followed by widespread selling of below-investment-grade corporate credit. Following other markets, both high yield bonds and leveraged loans traded lower. Despite the challenges that the market has experienced, we believe that the dramatic widening in yield spreads has created an opportunity. On September 30, 2008, yield spreads were over 1,000 basis points, reaching levels normally seen at the bottom of a credit cycle. That is not to say that yield spreads could not widen in the near term. However, defaults are still running at one-third of their long-term average and in time could rise to their historical average, not to mention to reach peak levels, which are typically around 10%. Meanwhile, yield spreads are implying a 12% to 14% default rate at a time when the actual default rate is between 1% and 2%. With today’s near-record yield spreads, high yield investors can build a “cushion” against a rise in default losses later.

The well-publicized problems in the mortgage and credit markets have had a significant impact on the Fund’s performance. Further, the high concentration of the Fund’s holdings in complex mortgage-backed securities and asset-backed securities jeopardized the Fund’s future earnings power. Upon taking over management, we described a plan to reduce the Fund’s holdings in these types of securities and to increase the Fund’s overall credit quality. Since then, we have been executing this plan and have been successful at shifting the asset allocation of the Fund toward high yield corporate bonds. We expect this allocation to form the core sector of the Fund in the long-term. We have actively increased the Fund’s allocation to high yield corporate bonds by 21% as of September 30, 2008. Additionally, we have decreased the Fund’s allocation to lower rated (CCC rated through Unrated) securities by 33% in favor of BB rated and B rated securities.

While broad industry themes are in flux due to the credit markets’ problems and a slowing economy, we have been able to find opportunity within the high yield corporate market. Generally, we have favored larger capitalization companies that do not have near-term needs to access the capital markets for liquidity. We have been screening companies for their ability to operate without being subject to new issuance markets or asset sales. We believe that the corporate high yield holdings in the Fund are of higher average credit quality than the market. We have avoided companies in the consumer discretionary, financial and home-building related industries and have favored companies in the aerospace, energy and consumer non-discretionary sectors. The unprecedented declines in home prices, coupled with high inventories of unsold homes, are likely to delay a rebound in housing and housing related industries for some time. An overstretched consumer no longer has the ability to tap home equity in order to subsidize personal spending, and discretionary purchases are suffering. Financial companies are in the process of a massive leverage reduction that likely will impact earnings for the foreseeable future. In the aerospace sector, many companies are skewed toward defense, and are seeing robust demand. Within the energy sector, we prefer companies with better-than-average cash flow, strong balance sheets and easily saleable assets. Finally, the consumer non-discretionary sector has an element of recession resistance that makes it attractive given our current economic outlook. Longer-term, we believe that the high yield market offers attractive investment opportunities based on the market’s overestimation of default losses. We continue to focus on our goal of better positioning the Fund to improve stability of the net asset value and to dividends.

Forward-Looking Information

This management discussion contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended. Forward-looking statements that are based on various assumptions (some of which are beyond our control) may be identified by reference to a future period or periods or by the use of forward-looking terminology, such as “may,” “will,” “believe,” “expect,” “anticipate,” “continue,” “should,” “intend,” or similar terms or variations on those terms or the negative of those terms. Although we believe that the expectations contained in any forward-looking statement are based on reasonable assumptions, we can give no assurance that our expectations will be attained. We do not undertake, and specifically disclaim any obligation, to publicly release any update or supplement to any forward-looking statements to reflect the occurrence of anticipated or unanticipated events or circumstances after the date of such statements.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

Index Description

1 The Lehman Brothers U.S. Corporate High Yield Index covers the U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt. The Lehman Brothers U.S. Corporate High Yield Index is part of the Lehman Brothers U.S. Universal and Global High Yield Indices. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2 The Lehman Brothers Ba U.S. High Yield Index is the Ba component of the U.S. Corporate High Yield Index, a broad-based unmanaged index of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil and Venezuela) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Portfolio Characteristics (Unaudited)

September 30, 2008

PORTFOLIO STATISTICS

Annualized dividend yield[1]	18.56%

Weighted average coupon	6.48%

Average effective maturity	5.73 years

Percentage of leveraged assets	0.00%

Total number of holdings	155

CREDIT QUALITY

A and Above[2]	16%

BBB	5%

BB	23%

B	34%

CCC	5%

D	5%

Unrated	12%
Total	100%

ASSET ALLOCATION

Asset-Backed Securities	16%

Mortgage-Backed Securities	15%

High Yield Corporate Bonds	61%

Common stocks	2%

Short-term investments	6%
Total	100%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the September 30, 2008 stock price.

[2]	Includes short-term investments.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES – 16.0%
Certificate-Backed Obligations – 0.0%
Helios Series I Multi-Asset CBO Limited Series 1A, Class C‡(a)(c)	5.90	%†#	12/13/36	$2,421	$6,052
MKP CBO I Limited Series 4A, Class CS‡(a)(c)	0.00	#	07/12/40	1,919	0

Total Certificate-Backed Obligations (Cost – $2,914,195)					6,052

Collateralized Debt Obligations – 12.3%
801 Grand CDO Series 2006-1 LLC‡(a)(c)	9.20	†	09/20/16	1,000	240,000
Aardvark ABS CDO Series 2007-1A, Class SUB(c)	0.00	#	07/06/47	1,000	0
Acacia CDO Limited Series 10A, Class SUB‡(a)(c)	0.00	#	09/07/46	3,000	0
Aladdin CDO I Limited Series 2006-3A, Class NOTE‡(a)(c)	8.20	†	10/31/13	4,000	110,000
Asset Backed Securities Corp. Home Equity Series 2002-HE3, Class M4(b)	6.99	†	10/15/32	2,326	476,192
Attentus CDO Limited
Series 2006-2A, Class E2(c)	0.00	#	10/09/41	287	0
Series 2006-2A, Class F1‡(a)(c)	0.00	#	10/09/41	2,200	0
Series 2006-2A, Class F2(c)	0.00	#	10/09/41	753	0
Series 2007-3A, Class F‡(a)(c)	0.00	#	10/11/42	3,220	1
Broderick CDO Limited Series 2007-3A, Class D‡(a)(c)	0.00	#	12/06/50	2,149	0
Cairn Mezzanine ABS CDO PLC Series 2007-3A, Class SUB(c)	0.00	#	08/13/47	1,000	0
CDO Repack SPC Limited Series 2006-BRGA, Class COM(c)	0.00	#	12/05/51	1,997	0
Dillon Read CMBS CDO Limited Series 2006-1A, Class COM‡(a)(c)	0.00	#	12/05/46	4,000	320,000
Duane Park I Limited‡(a)(c)	0.00		06/27/16	1,750	87,500
Fiorente Funding Limited Series 2006-1A, Class M1‡(a)(c)	0.00	#	11/04/56	4,083	1
Fort Duquesne CDO Limited Series 2006-1A, Class D‡(a)(c)	0.00	#	10/26/46	1,491	0
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB‡(a)(c)	0.00	#	07/13/47	1,000	0
IXIS ABS CDO 1 Limited‡(a)(c)	0.00		12/12/46	1,000	10
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE‡(a)(c)	8.20	†	04/30/14	13,000	520,000
Knollwood CDO Limited
Series 2006-2A, Class E‡(a)(c)	0.00	#	07/13/46	1,049	0
Series 2006-2A, Class SN(c)	0.00	#	07/13/46	3,000	0

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Kodiak CDO
Series 2006-1A, Class COMB‡(a)(c)	0.00	%#	08/07/37	$4,145	$1
Series 2006-1A, Class G‡(a)(c)	0.00	#	08/07/37	3,236	1
Lancer Funding Limited Series 2007-2A, Class A3‡(a)(c)	0.00	#	07/15/47	4,917	1
Lincoln Avenue ABS CDO Limited Series 1-A, Class D‡(a)(c)	0.00	#	07/05/46	2,695	0
Linker Finance PLC Series 16A, Class E‡(a)(c)	6.53	†	05/19/45	2,000	20,000
Millstone CDO Limited Series III-A, Class COMB(c)	0.00	#	07/05/46	2,982	0
Newbury Street CDO Limited Series 2007-1A, Class D‡(a)(c)	0.00	#	03/04/53	1,075	0
Norma CDO Limited Series 2007-1A, Class E‡(a)(c)	0.00	#	03/11/49	1,962	0
Orchid Structured Finance CDO Limited Series 2006-3A, Class E‡(a)(c)	0.00	#	01/06/46	2,057	0
Palmer Square PLC Series 2A, Class CN‡(a)(c)	0.00	#	11/02/45	3,052	0
Pasa Funding Limited Series 2007-1A, Class D(c)	0.00	#	04/07/52	1,000	0
Preferred Term Securities XXII Limited(c)	0.00	#	09/22/36	2,400	0
Preferred Term Securities XXII Limited‡(a)(c)	10.25	#	10/01/12	1,000	50,000
Preferred Term Securities XXIII Limited(c)	0.00	#	12/22/36	3,200	0
Preferred Term Securities XXVII Limited(c)	0.00		03/22/38	2,000	20,000
Preferred Term Securities XXVIII Limited‡(a)(c)	4.53	†	03/22/38	998	39,926
Preferred Term Securities XXXI Limited(c)	0.00	#	03/22/38	3,000	0
Regional Diversified Funding‡(a)(c)(d)	0.00	#	01/25/36	1,000	0
Sail Net Interest Margin Notes Series 2004-5A, Class B‡(a)(b)(c)	6.75	#	06/27/34	117	467
Sharps CDO Series 2006-1A, Class D‡(a)(c)	0.00	#	05/08/46	2,885	0
Squared CDO Limited Series 2007-1A, Class C‡(a)(c)	0.00	#	05/11/57	1,067	0
Steers Series 2007-A‡(a)(c)	5.90	†	06/20/18	6,000	3,060,000
Taberna Preferred Funding Limited
Series 2006-6A, Class COM1‡(a)(c)	0.00	#	12/05/36	4,252	1
Series 2006-7A, Class C1‡(a)(c)	0.00	#	02/05/37	3,138	0
Trapeza CDO I LLC
Series 2006-10A, Class D2‡(a)(c)	0.00	#	06/06/41	2,044	0
Series 2006-10A, Class SUB(c)	0.00	#	06/06/41	1,500	0
Series 2006-11A, Class F(c)	0.00	#	10/10/41	2,051	0
Series 2006-11A, Class SUB(c)	0.00	#	10/10/41	2,000	0
Webster CDO Limited Series 2006-1, Class PS‡(a)(c)	0.00	#	04/13/47	2	0

Total Collateralized Debt Obligations (Cost – $106,402,728)					4,944,101

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligation – 0.1%
Credit Genesis CLO 2005‡(a)(c) (Cost $1,000,000)	0.00%		06/23/10	$1	$27,000

Home Equity Loans – 3.6%
Amresco Residential Securities Mortgage Loan Trust Series 1999-1, Class B(b)	7.21	†	11/25/29	763	73,684
Fremont Home Loan Trust Series 2004-4, Class M7(b)(c)	4.93	†	03/25/35	341	44,387
Lake Country Mortgage Loan Trust Series 2006-HE1, Class M8‡(a)(b)(c)	5.96	†	07/25/34	3,915	1,339,247
Meritage Asset Holdings NIM Series 2005-2, Class N4‡(a)(b)(c)	0.00	#	11/25/35	3,000	0
Terwin Mortgage Trust
Series 2005-7SL, Class B7‡(a)(b)(c)	0.00	#	07/25/35	932	0
Series 2005-11, Class 1B7‡(a)(b)(c)	0.00	#	11/25/36	871	135
Terwin Mortgage Trust NIM Series 2005-R1, Class A‡(a)(b)(c)	0.00	#	12/28/36	3,000	0

Total Home Equity Loans (Cost – $10,384,191)					1,457,453
Total ASSET-BACKED SECURITIES (Cost – $120,701,114)					6,434,606

MORTGAGE-BACKED SECURITIES – 14.1%
Collateralized Mortgage Obligations – 14.1%
Citigroup Mortgage Loan Trust Inc. Series 2006-AR9, Class 1M1(c)	3.55	†	11/25/36	1,000	189,700
Countrywide Alternative Loan Trust
Series 2005-56, Class M4(c)	4.13	†	11/25/35	1,939	197,588
Series 2006-6CB, Class B4(c)	5.57	†#	05/25/36	2,501	52,496
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3‡(a)(c)	12.50		09/25/46	945	133,161
Deutsche ALT-A Securities Incorporated Alternate Loan Trust Series 2006-AF1, Class A5	3.49	†	04/25/36	577	173,756
Deutsche Mortgage Securities Inc. Series 2006-RS1, Class N2‡(a)(c)	3.68	†	09/27/35	3,000	119,100
Greenwich Structured Adjustable Rate Mortgage Products
Series 2005-3A, Class N2‡(a)(c)	2.00		06/27/35	2,980	613,257
Series 2005-4A, Class N2‡(a)(c)	0.00	#	07/27/45	5,162	1,067,037
Harborview Mortgage Loan Trust
Series 2004-1, Class X(c)	1.74	†	04/19/34	4,536	119,557
Series 2006-4, Class B11‡(a)(c)	4.78	†	05/19/47	1,739	10,953
Series 2006-5, Class B11(c)	4.78	†	07/19/47	874	2,273
Harborview NIM Corp.
Series 2006-8A, Class N5‡(a)(c)	0.00	#	07/21/36	2,000	0
Series 2006-8, Class PS(c)	0.00		07/22/36	0	0
Series 2006-14, Class N4‡(a)(c)	8.35		03/19/38	1,000	20,295
Series 2006-14, Class PS(c)	0.00		12/19/36	5,000	50

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS‡(a)(b)(c)	0.00%		06/25/46	$67	$1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4‡(a)(b)(c)	0.00	#	06/25/45	5,000	1
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1(b)	3.30	†	05/25/36	7,257	943,945
Series 2006-A, Class A2(b)	5.55		05/25/36	7,853	1,120,211
Mellon Residential Funding Corp. Series 2004-TBC1, Class X‡(a)	0.27	†	02/26/34	12,833	72,996
Park Place Securities Inc.
Series 2005-WCW2, Class M10(b)	5.71	†#	07/25/35	5,000	62,758
Series 2005-WHQ3, Class M11(b)	5.71	†	06/25/35	3,000	53,443
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B‡(a)(b)(c)	0.00	#	09/25/35	1,022	0
Residential Accredit Loans Inc. Series 2006-QO8, Class M4(c)	3.74	†	10/25/46	3,001	202,263
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3‡(a)(c)	12.50		10/25/46	1,000	103,863
Structured Asset Mortgage Investments Inc. Series 2006-AR3, Class 1B1(c)	3.61	†	04/25/36	3,000	193,454
Structured Asset Securities Corp.
Series 2003-BC1, Class B2(b)	9.00		05/25/32	1,364	77,471
Series 1999-SP1, Class B(c)	9.00	†	05/25/29	733	154,300

Total Collateralized Mortgage Obligations (Cost – $43,411,775)					5,683,929

Total MORTGAGE-BACKED SECURITIES (Cost – $43,411,775)					5,683,929

HIGH YIELD CORPORATE BONDS – 58.9%
Automotive – 0.9%
Metaldyne Corp.(c) (Cost $3,163,609)	11.00		06/15/12	3,575	357,500

Basic Industry – 12.3%
ACE Hardware Corp.‡(a)	9.13		06/01/16	500	427,500
Buckeye Technologies Inc.	8.50		10/01/13	500	465,000
Crown Americas LLC	7.75		11/15/15	500	487,500
FireKeepers Development Authority‡(a)	13.88		05/01/15	500	440,000
Freeport McMoRan Copper & Gold	8.38		04/01/17	500	492,500
Georgia-Pacific Corp.	8.13		05/15/11	500	495,000
Momentive Performance	9.75		12/01/14	500	395,000
Mueller Water Products Inc.	7.38		06/01/17	500	395,000
TRW Automotive Inc.‡(a)	7.25		03/15/17	625	493,750
Tube City IMS Corp.	9.75		02/01/15	500	445,000
Westlake Chemical Corp.	6.63		01/15/16	500	425,000

Total Basic Industry (Cost – $5,280,894)					4,961,250

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Capital Goods – 3.4%
Alliant Techsystems Inc.	6.75%		04/01/16	$500	$467,500
Case Corp.	7.25		01/15/16	500	452,500
Terex Corp.	7.38		01/15/14	500	455,000

Total Capital Goods (Cost – $1,471,653)					1,375,000

Consumer Cyclical – 0.7%
Ford Motor Credit Co.	7.00		10/01/13	250	153,639
General Motors Corp.	7.13		07/15/13	250	115,000

Total Consumer Cyclical (Cost – $318,206)					268,639

Consumer Non-Cyclical – 4.8%
Constellation Brands Inc.	7.25		05/15/17	500	460,000
Couche-Tard U.S. LP	7.50		12/15/13	625	575,000
Jarden Corp.	7.50		05/01/17	500	416,250
Stater Brothers Holdings	8.13		06/15/12	500	490,000

Total Consumer Non-Cyclical (Cost – $2,029,588)					1,941,250

Consumer Products – 0.0%
Home Products International Inc(c) (Cost $341,566)	0.00	#	03/20/17	342	0

Energy – 9.9%
Chesapeake Energy Corp.	6.88		01/15/16	500	456,250
MarkWest Energy Partners LP	8.75		04/15/18	500	475,000
National Oilwell Varco Inc. Series B	6.13		08/15/15	270	263,497
Newfield Exploration Company	6.63		09/01/14	500	450,000
Range Resources Corp.	7.50		05/15/16	500	477,500
SeaMetric International AS(c)	11.63		05/25/12	1,500	750,000
SESI LLC	6.88		06/01/14	625	543,750
Whiting Petroleum Corp.	7.25		05/01/13	625	579,687

Total Energy (Cost – $4,900,007)					3,995,684

Finance & Investment – 4.3%
Advanta Capital Trust I	8.99		12/17/26	2,450	1,323,000
AssuranceAmerica Capital Trust I(c)	10.50		12/31/35	1,000	350,000
Catlin Insurance Company Limited‡(a)	7.25	†	12/31/49	150	66,961

Total Finance & Investment (Cost – $3,573,813)					1,739,961

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Industrials – 3.0%
Crown Cork & Seal Company Inc.	8.00%		04/15/23	$125	$105,000
Jefferson Smurfit Corp.	8.25		10/01/12	500	417,500
Owens-Illinois Inc.	7.80		05/15/18	500	485,000
Payless Shoesource Inc.	8.25		08/01/13	250	220,625

Total Industrials (Cost – $1,288,141)					1,228,125

Insurance – 0.1%
Security Capital Assurance, Limited (Cost $253,253)	6.88	†#	09/30/17	500	22,500

Media – 3.8%
CCH I LLC/CCH I Capital Corp.	11.00		10/01/15	250	165,000
Charter Communications Operating LLC‡(a)	8.38		04/30/14	500	441,250
Lamar Media Corp.	6.63		08/15/15	625	517,187
Mediacom Broadband LLC	8.50		10/15/15	500	412,500

Total Media (Cost – $1,685,389)					1,535,937

Services Cyclical – 4.8%
AMC Entertainment Inc.	8.63		08/15/12	500	495,000
Iron Mountain Inc.	8.75		07/15/18	500	507,500
Pokagon Gaming Authority‡(a)	10.38		06/15/14	500	506,250
Seneca Gaming Corp.	7.25		05/01/12	500	435,000

Total Services Cyclical (Cost – $2,005,469)					1,943,750

Services Non-Cyclical – 2.7%
ARAMARK Corp.	8.50		02/01/15	500	470,000
HCA Inc.	9.25		11/15/16	625	607,813

Total Services Non-Cyclical (Cost – $1,152,060)					1,077,813

Special Purpose Entities – 0.2%
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B‡(a)(c) (Cost $1,708,961)	0.00	#	05/15/77	1,675	62,813

Technology & Electronics – 2.4%
Flextronics International Limited	6.25		11/15/14	500	422,500
Sungard Data Systems Inc.	10.25		08/15/15	625	542,188

Total Technology & Electronics (Cost – $1,100,476)					964,688

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

HIGH YIELD CORPORATE BONDS (continued)
Telecommunications – 5.6%
American Tower Corp.‡(a)	7.00%	10/15/17	$500	$477,500
Cincinnati Bell Inc.	8.38	01/15/14	500	435,000
Citizens Communications Co.	6.25	01/15/13	500	468,125
L-3 Communications Corp.	6.13	01/15/14	500	462,500
Windstream Corp.	7.00	03/15/19	500	400,000

Total Telecommunications (Cost – $2,397,526)				2,243,125
Total HIGH YIELD CORPORATE BONDS (Cost – $32,670,611)				23,718,035

MUNICIPAL SECURITIES – 0.1%
Muni-Arizona – 0.1%
Pima County Arizona Industrial Development Authority(d)	9.32	06/01/09	25	23,385
Pima County Arizona Industrial Development Authority(d)	10.29	06/01/10	35	29,735

Total Muni-Arizona (Cost – $55,050)				53,120
Total MUNICIPAL SECURITIES (Cost – $55,050)				53,120

			Shares	Value (Note 2)

COMMON STOCKS – 2.0%
Consumer Products – 0.0%
Home Products International Inc.*(c) (Cost $1,251,710)			13,663	0

Finance & Investment – 1.3%
FSI Realty Trust(c)			92,000	119,600
FSI Realty Trust‡(a)(c)			26,200	34,060
Mid Country‡(a)(c)			42,647	363,779

Total Finance & Investment (Cost – $1,854,586)				517,439

Industrials – 0.0%
Port Townsend Company Inc.*‡(a)(c) (Cost $583,898)			1,050	0

Telecommunications – 0.2%
Windstream Corp. (Cost $125,755)			10,000	109,400

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

September 30, 2008

			Shares	Value (Note 2)

COMMON STOCKS (continued)
Telephone-Integrated – 0.5%
Frontier Communications Corp.			10,000	$115,000
Qwest Communications International Inc.			25,000	80,750

Total Telephone-Integrated (Cost – $227,733)				195,750

Total COMMON STOCKS (Cost – $4,043,682)				822,589

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

SHORT TERM INVESTMENT – 5.8%
State Street Euro Dollar Time Deposit (Cost $2,315,000)	0.85%	10/01/08	$2,315	2,315,000

Total Investments – 96.9% (Cost – $203,197,232)				39,027,279
Other Assets in Excess of Liabilities – 3.1%				1,232,344

NET ASSETS – 100.0%				$40,259,623

*	—	Non-income producing security.
#	—	Issuer is currently in default on its regularly scheduled interest payment.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of September 30, 2008.
‡	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the total value of all such investments was $11,274,870 or 28.01% of net assets.
(a)	—	Private Placement.
(b)	—	Investment in subprime security. As of September 30, 2008, the total value of all such investments was $4,191,942 or 10.41% of net assets.
(c)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of September 30, 2008, the total value of all such securities was $11,101,831 or 27.58% of net assets.
(d)	—	Zero Coupon Bond – Interest rate represents current yield to maturity.
CBO	—	Certificate-Backed Obligation.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Statements of Assets and Liabilities

September 30, 2008

	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Assets:
Investments in securities, at market (Note 2)	$44,594,633	$35,109,023	$38,431,855	$36,712,279
Investment in time deposit, at market	5,569,000	2,833,000	3,609,000	2,315,000

Total Investments	50,163,633	37,942,023	42,040,855	39,027,279
Cash	47,026	67,218	108,207	269,810
Interest and dividends receivable	1,374,933	1,095,332	1,202,098	1,130,396
Receivable for investments sold	165,000	129,167	168,333	250,847
Prepaid expenses and other assets	164,145	134,652	163,106	144,953

Total assets	51,914,737	39,368,392	43,682,599	40,823,285

Liabilities:
Reverse repurchase agreements (Note 6)	—	—	178,500	—
Interest payable for reverse repurchase agreements (Note 6)	—	—	643	—
Payable for investments purchased	1,437,085	1,181,080	2,670,502	484,557
Investment advisory fee payable (Note 4)	12,272	3,076	1,950	3,004
Administration fee payable (Note 4)	7,854	6,129	6,542	6,396
Accrued expenses	73,247	64,598	73,752	69,705

Total liabilities	1,530,458	1,254,883	2,931,889	563,662

Net Assets	$50,384,279	$38,113,509	$40,750,710	$40,259,623

Composition of Net Assets:
Capital stock, at par value ($.0001 par value, 1,000,000,000 shares authorized) (Note 7)	$3,268	$2,419	$3,791	$2,947
Additional paid-in capital (Note 7)	457,505,965	338,884,698	494,909,751	403,812,928
Distributions in excess of net investment income	(1,000,825)	(698,590)	(1,025,886)	(710,087)
Accumulated net realized loss on investments	(211,133,195)	(158,151,182)	(245,249,330)	(198,676,212)
Net unrealized depreciation on investments	(194,990,934)	(141,923,836)	(207,887,616)	(164,169,953)

Net assets applicable to capital stock outstanding	$50,384,279	$38,113,509	$40,750,710	$40,259,623

Investments, at identified cost	$245,154,567	$179,865,859	$249,928,471	$203,197,232

Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	32,682,733	24,181,420	37,904,329	29,476,068
Net asset value per share	$1.54	$1.58	$1.08	$1.37

See notes to financial statements.

2008 Semi-Annual Report

RMK FUNDS

Statements of Operations

For the Six Months Ended September 30, 2008

	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Investment Income (Note 2):
Interest	$7,449,167	$5,822,350	$7,092,814	$9,160,328
Dividends	30,010	20,104	29,322	23,405

	7,479,177	5,842,454	7,122,136	9,183,733

Expenses:
Investment advisory fee (Note 4)	270,614	202,220	252,102	234,888
Administration fees (Note 4)	63,453	47,670	59,182	55,209
Debt issue expense	268,284	31,844	269,240	25,618
Audit and tax services	59,609	59,609	59,609	59,609
Insurance	27,641	20,397	27,466	24,409
Legal	68,663	79,011	70,711	81,093
Directors’ fees	14,607	14,607	14,607	14,607
Custodian	13,922	13,213	13,258	13,881
Transfer agency	12,669	13,083	12,605	12,916
Registration fees	5,515	4,479	6,284	4,788
Valuation consultant fees	76,179	56,538	71,937	61,178
Miscellaneous	11,593	9,008	11,488	12,044

Total operating expenses	892,749	551,679	868,489	600,240
Interest expense on borrowings and reverse repurchase agreement (Note 6)	21,455	19,938	26,086	102,968

Total expenses	914,204	571,617	894,575	703,208
Less expenses waived by the investment adviser (Note 4)	(162,758)	(175,465)	(173,267)	(169,822)

Net expenses	751,446	396,152	721,308	533,386

Net investment income	6,727,731	5,446,302	6,400,828	8,650,347

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on investment transactions	(87,715,839)	(69,304,863)	(100,670,947)	(82,477,326)
Net change in unrealized depreciation on investments	31,129,893	27,110,695	36,694,104	32,221,936

Net realized and unrealized loss on investments	(56,585,946)	(42,194,168)	(63,976,843)	(50,255,390)

Net decrease in net assets resulting from operations	$(49,858,215)	$(36,747,866)	$(57,576,015)	$(41,605,043)

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Statements of Changes in Net Assets

	RMK Advantage Income Fund, Inc.		RMK High Income Fund, Inc.
	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$6,727,731	$43,564,505	$5,446,302	$30,325,908
Net realized loss on investment transactions	(87,715,839)	(125,370,763)	(69,304,863)	(89,524,052)
Net change in unrealized appreciation (depreciation) on investments	31,129,893	(188,194,389)	27,110,695	(135,395,493)

Net decrease in net assets resulting from operations	(49,858,215)	(270,000,647)	(36,747,866)	(194,593,637)

Distributions to Stockholders (Note 2):
Net investment income	(6,347,468)	(42,440,232)	(5,283,341)	(30,061,517)
Net realized gains on investments	—	(2,248,438)	—	(1,476,321)
Return of capital	(5,207,891)	(1,260,966)	(3,248,589)	(2,127,300)

Total distributions paid	(11,555,359)	(45,949,636)	(8,531,930)	(33,665,138)

Capital Stock Transactions (Note 7):
Net asset value of shares issued through dividend reinvestment (386,661, 928,527, 324,893, and 854,103 shares, respectively)	1,183,983	9,565,512	984,261	7,408,915

Total decrease in net assets	(60,229,591)	(306,384,771)	(44,295,535)	(220,849,860)

Net Assets:
Beginning of period	110,613,870	416,998,641	82,409,044	303,258,904

End of period	$50,384,279	$110,613,870	$38,113,509	$82,409,044

(including distributions in excess of net investment income of)	$(1,000,825)	$(403,258)	$(698,590)	$(353,487)

See notes to financial statements.

2008 Semi-Annual Report

RMK FUNDS

Statements of Changes in Net Assets (continued)

	RMK Multi-Sector High Income Fund, Inc.		RMK Strategic Income Fund, Inc.
	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008	For the Six Months Ended September 30, 2008	For the Year Ended March 31, 2008
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$6,400,828	$45,835,880	$8,650,347	$37,132,486
Net realized loss on investment transactions	(100,670,947)	(145,636,930)	(82,477,326)	(111,667,096)
Net change in unrealized appreciation (depreciation) on investments	36,694,104	(218,139,646)	32,221,936	(160,715,334)

Net decrease in net assets resulting from operations	(57,576,015)	(317,940,696)	(41,605,043)	(235,249,944)

Distributions to Stockholders (Note 2):
Net investment income	(7,397,329)	(59,306,111)	(8,199,600)	(36,808,696)
Net realized gains on investments	—	(2,434,955)	—	—
Return of capital	(7,390,574)	—	(3,025,419)	(3,929,720)

Total distributions paid	(14,787,903)	(61,741,066)	(11,225,019)	(40,738,416)

Capital Stock Transactions (Note 7):
Net asset value of shares issued through dividend reinvestment (1,506,514, 3,141,378, 624,790, and 989,582 shares, respectively)	3,482,113	20,435,595	1,608,909	8,239,194

Total decrease in net assets	(68,881,805)	(359,246,167)	(51,221,153)	(267,749,166)

Net Assets:
Beginning of period	109,632,515	468,878,682	91,480,776	359,229,942

End of period	$40,750,710	$109,632,515	$40,259,623	$91,480,776

(including undistributed (distributions in excess of) net investment income of)	$(1,025,886)	$828,595	$(710,087)	$(382,866)

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Statement of Cash Flows

For the Six Months Ended September 30, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(49,858,215)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(36,679,370)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	52,813,997
Purchases of short-term portfolio investments, net	(3,244,790)
Decrease in interest and dividends receivable	3,737,154
Decrease in receivable for investments sold	1,999,085
Decrease in prepaid expenses	78,182
Increase in payable for investments purchased	1,437,085
Decrease in interest payable on loans outstanding	(96,848)
Decrease in investment advisory fee payable	(71,325)
Decrease in administration fee payable	(11,438)
Decrease in accrued expenses	(36,881)
Net amortization and paydown gain on investments	(1,234,180)
Unrealized depreciation on investments	(31,129,893)
Net realized loss on investment transactions	87,715,839

Net cash provided by operating activities	25,418,402

Cash flows used for financing activities:
Decrease in loan payable	(15,000,000)
Dividends paid to stockholders, net of reinvestments	(10,371,376)

Net cash used for financing activities	(25,371,376)

Net increase in cash	47,026
Cash at beginning of period	0

Cash at end of period	$47,026

Supplemental Disclosure of Cash Flow Information:

Interest payments for the period ended September 30, 2008 totaled $118,303
Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$1,183,983

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Statement of Cash Flows

For the Six Months Ended September 30, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(36,747,866)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(29,067,642)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	36,898,504
Sales of short-term portfolio investments, net	1,365,329
Decrease in interest and dividends receivable	2,945,852
Decrease in receivable for investments sold	2,009,043
Increase in prepaid expenses	(101,078)
Increase in payable for investments purchased	878,101
Decrease in interest payable on loans outstanding	(21,150)
Decrease in investment advisory fee payable	(51,995)
Decrease in administration fee payable	(6,580)
Decrease in accrued expenses.	(24,077)
Net amortization and paydown gain on investments	(655,722)
Unrealized appreciation on investments	(27,110,695)
Net realized loss on investment transactions	69,304,863

Net cash provided by operating activities	19,614,887

Cash flows used for financing activities:
Decrease in loan payable	(12,000,000)
Dividends paid to stockholders, net of reinvestments	(7,547,669)

Net cash used for financing activities	(19,547,669)

Net increase in cash	67,218
Cash at beginning of period	0

Cash at end of period	$67,218

Supplemental Disclosure of Cash Flow Information:

Interest payments for the period ended September 30, 2008 totaled $41,088
Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$984,261

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Statement of Cash Flows

For the Six Months Ended September 30, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(57,576,015)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(28,121,675)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	42,465,054
Purchases of short-term portfolio investments, net	(2,198,670)
Decrease in interest and dividends receivable	3,752,392
Decrease in receivable for investments sold	4,489,849
Decrease in prepaid expenses	79,221
Increase in interest payable for reverse repurchase agreements	643
Increase in payable for investments purchased	2,670,502
Decrease in interest payable on loans outstanding	(97,557)
Decrease in investment advisory fee payable	(81,638)
Decrease in administration fee payable	(12,747)
Decrease in accrued expenses.	(36,376)
Net amortization and paydown gain on investments	(1,074,329)
Unrealized appreciation on investments	(36,694,104)
Net realized loss on investment transactions	100,670,947

Net cash provided by operating activities	28,235,497

Cash flows used for financing activities:
Decrease in loan payable	(17,000,000)
Net cash used for reverse repurchase agreements	178,500
Dividends paid to stockholders, net of reinvestments	(11,305,790)

Net cash used for financing activities	(28,127,290)

Net increase in cash	108,207
Cash at beginning of period	0

Cash at end of period	$108,207

Supplemental Disclosure of Cash Flow Information:

Interest payments for the period ended September 30, 2008 totaled $123,643
Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$3,482,113

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Statement of Cash Flows

For the Six Months Ended September 30, 2008

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(41,605,043)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(26,665,618)
Proceeds from disposition of long-term portfolio investments, principal paydowns, net of losses	56,384,963
Sales of short-term portfolio investments, net	1,378,476
Decrease in interest and dividends receivable	3,772,692
Decrease in receivable for investments sold	2,106,985
Increase in prepaid expenses	(124,345)
Increase in payable for investments purchased	484,557
Decrease in interest payable on loans outstanding	(113,594)
Decrease in investment advisory fee payable	(71,624)
Decrease in administration fee payable	(10,826)
Decrease in accrued expenses	(17,031)
Net amortization and paydown gain on investments	(889,062)
Unrealized appreciation on investments	(32,221,936)
Net realized loss on investment transactions	82,477,326

Net cash provided by operating activities	44,885,920

Cash flows used for financing activities:
Decrease in loan payable	(35,000,000)
Dividends paid to stockholders, net of reinvestments	(9,616,110)

Net cash used for financing activities	(44,616,110)

Net increase in cash	269,810
Cash at beginning of period	0

Cash at end of period	$269,810

Supplemental Disclosure of Cash Flow Information:

Interest payments for the period ended September 30, 2008 totaled $216,562
Noncash financing activities not included herein consist of:
Reinvestment of dividends of	$1,608,909

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK ADVANTAGE INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended September 30, 2008		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Year Ended March 31, 2006	For the Period Ended March 31, 2005(a)
Per Share Operating Performance:
Net asset value, beginning of period	$3.42		$13.29	$13.95	$14.37	$14.33	(b)

Net investment income	0.19		1.30	1.66	1.90	0.57
Net realized and unrealized loss on investments	(1.71)		(9.73)	(0.56)	(0.22)	(0.03)

Net increase (decrease) in net asset value resulting from operations	(1.52)		(8.43)	1.10	1.68	0.54

Dividends from net investment income	(0.20)		(1.31)	(1.70)	(1.86)	(0.48)
Distributions from capital gains	—		—	—	(0.24)	—
Return of capital	(0.16)		(0.13)	(0.06)	—	—

Total distributions.	(0.36)		(1.44)	(1.76)	(2.10)	(0.48)

Offering costs charged to additional paid in capital	—		—	—	—	(0.02)

Net asset value, end of period	$1.54		$3.42	$13.29	$13.95	$14.37

Market price, end of period	$1.02		$3.34	$15.30	$16.80	$15.59

Total Investment Return†	(64.92%)		(73.61%)	1.53%	23.28%	7.30%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$50,384		$110,614	$416,999	$417,229	$403,663
Operating expenses	2.18	%(c)	3.66%	3.23%	2.62%	0.94	%(c)
Interest expense	.05	%(c)	N/A (e)	N/A (e)	N/A (e)	N/A	(e)
Total	2.23	%(c)	3.66%	3.23%	2.62%	0.94	%(c)
Total expenses, including fee waiver and excluding interest expense, debt issuance costs and extraordinary expenses	1.13	%(c)	3.49%	3.23%	2.62%	0.94%
Net investment income	16.44	%(c)	16.56%	12.14%	13.45%	10.52	%(c)
Net investment income, excluding the effect of waivers and reimbursement	16.04	%(c)	16.39%	12.14%	13.45%	10.52	%(c)
Portfolio turnover rate	47	%(d)	76%	94%	104%	57	%(d)

† Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(a)	From the commencement of investment operations on November 8, 2004.
(b)	Net of sales load of $0.675 on initial shares issued.
(c)	Annualized.
(d)	Not Annualized.
(e)	Not available. During this period, interest expense was not reported separately from operating expenses.

See notes to financial statements.

2008 Semi-Annual Report

RMK HIGH INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended September 30, 2008		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Year Ended March 31, 2006	For the Year Ended March 31, 2005	For the Period Ended March 31, 2004(a)
Per Share Operating Performance:
Net asset value, beginning of period	$3.45		$13.18	$13.85	$15.03	$15.32	$14.33	(b)

Net investment income	0.22		1.25	1.76	1.98	2.15	1.11
Net realized and unrealized gain (loss) on investments	(1.73)		(9.54)	(0.67)	(0.58)	0.24	1.09

Net increase (decrease) in net asset value resulting from operations	(1.51)		(8.29)	1.09	1.40	2.39	2.20

Dividends from net investment income	(0.22)		(1.26)	(1.73)	(1.90)	(2.07)	(1.01)
Distributions from capital gains	—		—	—	(0.68)	(0.61)	(0.17)
Return of capital	(0.14)		(0.18)	(0.03)	—	—	—

Total distributions.	(0.36)		(1.44)	(1.76)	(2.58)	(2.68)	(1.18)

Offering costs charged to additional paid in capital	—		—	—	—	—	(0.03)

Net asset value, end of period	$1.58		$3.45	$13.18	$13.85	$15.03	$15.32

Market price, end of period	$1.07		$3.51	$15.20	$17.51	$16.50	$16.67

Total Investment Return†	(65.04%)		(72.40%)	(3.26%)	24.15%	16.49%	20.06%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$38,114		$82,409	$303,259	$306,699	$313,731	$299,772
Operating expenses	1.81	%(c)	3.73%	3.47%	2.92%	2.12%	1.11	%(c)
Interest expense	.07	%(c)	N/A (e)	N/A (e)	N/A (e)	N/A (e)	N/A	(e)
Total	1.88	%(c)	3.73%	3.47%	2.92%	2.12%	1.11	%(c)
Total expenses including fee waiver and excluding interest expense, debt issuance costs and extraordinary expenses	1.06	%(c)	3.56%	3.47%	2.92%	2.12%	1.11	%(c)
Net investment income	17.84	%(c)	15.89%	12.89%	13.66%	14.08%	10.15	%(c)
Net investment income, excluding the effect of waivers and reimbursement.	17.27	%(c)	15.72%	12.89%	13.66%	14.08%	10.15	%(c)
Portfolio turnover rate	50	%(d)	74%	100%	97%	73%	76	%(d)

† Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(a)	From the commencement of investment operations on June 24, 2003.
(b)	Net of sales load of $0.675 on initial shares issued.
(c)	Annualized.
(d)	Not Annualized.
(e)	Not available. During this period, interest expense was not reported separately from operating expenses.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK MULTI-SECTOR HIGH INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended September 30, 2008		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(a)
Per Share Operating Performance:
Net asset value, beginning of period	$3.01		$14.10	$14.54	$14.33	(b)

Net investment income	0.20		1.34	1.81	0.21
Net realized and unrealized gain
(loss) on investments	(1.73)		(10.63)	(0.36)	0.14

Net increase (decrease) in net asset value resulting from operations	(1.53)		(9.29)	1.45	0.35

Dividends from net investment income	(0.20)		(1.55)	(1.66)	(0.12)
Distributions from capital gains	—		(0.07)	(0.23)	—
Return of capital	(0.20)		(0.18)	—	—

Total distributions.	(0.40)		(1.80)	(1.89)	(0.12)

Offering costs charged to additional paid in capital	—		—	—	(0.02)

Net asset value, end of period	$1.08		$3.01	$14.10	$14.54

Market price, end of period	$0.75		$3.33	$15.71	$15.98

Total Investment Return†	(72.91%)		(72.67%)	10.96%	7.38%

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000s)	$40,751		$109,633	$468,879	$453,523
Operating expenses	2.29	%(c)	3.71%	2.83%	0.71	%(c)
Interest expense	0.07	%(c)	N/A (e)	N/A (e)	N/A	(e)
Total	2.36	%(c)	(3.71%)	2.83%	0.71	%(c)
Total expenses, including fee waiver and excluding interest expense, debt issuance costs and extraordinary expenses	1.12	%(c)	3.55%	2.83%	0.71%
Net investment income	16.87	%(c)	16.03%	12.46%	6.72	%(c)
Net investment income, excluding the effect of waiver and reimbursement	16.42	%(c)	15.87%	12.46%	6.72	%(c)
Portfolio turnover rate	36	%(d)	68%	85%	131	%(d)

† Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(a)	From the commencement of investment operations on January 19, 2006.
(b)	Net of sales load of $0.675 on initial shares issued.
(c)	Annualized.
(d)	Not Annualized.
(e)	Not available. During this period, interest expense was not reported separately from operating expenses.

See notes to financial statements.

2008 Semi-Annual Report

RMK STRATEGIC INCOME FUND, INC.

Financial Highlights

	For the Six Months Ended September 30, 2008		For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Year Ended March 31, 2006	For the Year Ended March 31, 2005	For the Period Ended March 31, 2004(a)
Per Share Operating Performance:
Net asset value, beginning of period	$3.17		$12.89	$13.54	$14.23	$14.31	$14.33	(b)

Net investment income	0.28		1.27	1.63	1.78	1.76	0.02
Net realized and unrealized loss on investments	(1.69)		(9.55)	(0.52)	(0.20)	(0.16)	(0.02)

Net increase (decrease) in net asset value resulting from operations	(1.41)		(8.28)	1.11	1.58	1.60	—

Dividends from net investment income	(0.30)		(1.28)	(1.71)	(1.89)	(1.68)	—
Distributions from capital gains	—		—	—	(0.38)	—	—
Return of capital	(0.09)		(0.16)	(0.05)	—	—	—

Total distributions.	(0.39)		(1.44)	(1.76)	(2.27)	(1.68)	—

Offering costs charged to additional paid in capital	—		—	—	—	—	(0.02)

Net asset value, end of period	$1.37		$3.17	$12.89	$13.54	$14.23	$14.31

Market price, end of period	$0.97		$3.18	$14.81	$16.70	$15.74	$16.00

Total Investment Return†	(63.94%)		(74.01%)	(1.09%)	22.60%	9.68%	6.67%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$40,260		$91,481	$359,230	$362,768	$359,781	$300,547
Operating expenses	1.81	%(c)	3.86%	3.50%	2.94%	1.70%	0.87	%(c)
Interest expense	0.31	%(c)	N/A (e)	N/A (e)	N/A (e)	N/A (e)	N/A	(e)
Total	2.12	%(c)	3.86%	3.50%	2.94%	1.70%	0.87	%(c)
Total expenses, net of fee waivers and excluding interest expense, debt issuance costs and extraordinary expenses	1.16	%(c)	3.69%	3.50%	2.94%	1.70%	0.87	%(c)
Net investment income	26.15	%(c)	16.64%	12.17%	12.80%	12.47%	3.87	%(c)
Net investment income, excluding the effect of waivers and reimbursement	25.64	%(c)	16.47%	12.17%	12.80%	12.47%	3.87	%(c)
Portfolio turnover rate	38	%(d)	73%	106%	101%	69%	0%

† Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(a)	From the commencement of investment operations on March 18, 2004.
(b)	Net of sales load of $0.675 on initial shares issued.
(c)	Annualized.
(d)	Not Annualized.
(e)	Not available. During this period, interest expense was not reported separately from operating expenses.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

1. Organization

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each a “Fund” and, collectively, the “Funds” or the “RMK Funds”) were organized as separate Maryland corporations on September 7, 2004, April 16, 2003, November 14, 2005 and January 16, 2004, respectively. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with its own investment objective.

Effective July 29, 2008, Hyperion Brookfield Asset Management, Inc. (“HBAM” or “Adviser”), a wholly owned subsidiary of Brookfield Asset Management Inc. and a registered investment adviser, became investment adviser to the Funds. Prior to July 29, 2008, Morgan Asset Management, Inc. (“MAM” or “Former Adviser”) served as investment adviser to the Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Level 1 — Quoted Prices	$305,150	$305,150	$305,150	$305,150
Level 2 — Other Significant Observable Inputs	7,238,122	3,778,937	3,698,281	2,698,543
Level 3 — Significant Unobservable Inputs	42,620,361	33,857,936	38,037,424	36,023,586

Total	$50,163,633	$37,942,023	$42,040,855	$39,027,279

Other Financial Instruments*
Valuation Inputs	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Level 1 — Quoted Prices	$—	$—	$—	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$—	$—	$—	$—

*	Other financial instruments include options, futures, forwards and swap contracts.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment in Securities
	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Balance as of April 1, 2008	$64,930,271	$42,248,380	$69,393,904	$55,312,805
Net purchases at cost	9,261,054	13,075,377	6,179,505	4,377,322
Realized (loss)	(55,252,681)	(42,570,234)	(68,092,484)	(47,147,682)
Change in unrealized appreciation/(depreciation)	15,637,941	13,662,183	23,510,549	14,109,942
Accretion/(amortization)	12,216	(10,975)	17,707	(19,570)
Transfers in and/or out of Level 3	8,031,560	7,453,205	7,028,243	9,390,769

Balance as of September 30, 2008	$42,620,361	$33,857,936	$38,037,424	$36,023,586

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date.

Taxes: Each Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required.

The Financial Accounting Standards Board (“FASB”) has issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not’ of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of September 30, 2008, the Funds have implemented FIN 48 and have determined that there is no impact on their financial statements.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets.

Distributions to Stockholders: Distributions from net investment income (including net short term capital gains), if any, are declared and paid monthly to stockholders. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Distributions to stockholders are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund.

Restricted Securities: The Funds own investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

At September 30, 2008:

Fund	Restricted Securities Aggregated Value	Restricted Securities Percentage of Net Assets
RMK Advantage Income Fund, Inc.	$13,616,804	27.03%
RMK High Income Fund, Inc.	10,966,786	28.77
RMK Multi-Sector High Income Fund, Inc.	13,922,042	34.16
RMK Strategic Income Fund, Inc.	11,274,870	28.01

Repurchase Agreements: Each Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Funds purchase securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon future date. The Funds, through their custodian, receive delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Options Writings: When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option in excess of the amounts recorded in the Statements of Assets and Liabilities. The Funds had no transactions in written options during the six months ended September 30, 2008.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Cash Flow Information: Each Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Funds have significant investments in below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers have experienced financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Funds may be required to bear certain extraordinary expenses in order to protect and recover its investment in certain distressed securities. Therefore, to the extent the Funds seek capital growth through investment in such securities, a Fund’s ability to achieve current income for its stockholders may be diminished. The Funds also are subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Funds, there can be no assurance that the securities or other assets received by the Funds in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Funds upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Funds’ participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Funds may be restricted from disposing of distressed securities.

Mortgage-backed and asset-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties or other assets. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

4. Investment Advisory Agreements and Affiliated Transactions

Effective July 29, 2008, the Funds entered into Investment Advisory Agreements with the Adviser under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Investment Advisory Agreements, and will pay all salaries of the Funds’ directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Investment Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee for its services an annual rate of 0.65% of each Fund’s average daily total assets minus liabilities (other than aggregate indebtedness entered into for purposes of leverage).

The Adviser has contractually agreed to waive its fees and/or reimburse each Fund for its expenses to the extent necessary to ensure each Fund’s annual operating expenses (excluding brokerage, interest expense and taxes, and acquired fund fees and expenses) do not exceed 1.30% of average annual assets of each Fund.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

Each contractual waiver will remain in effect until July 28, 2010. In addition, the contractual waivers shall continue indefinitely, unless sooner terminated by the Board of Directors of a Fund, or the Adviser, upon sixty (60) days written notice to the other party.

During the period between July 29, 2008 and September 30, 2008, the Adviser earned and waived the following in Investment Advisory fees:

Fund	Advisory Fee	Waiver
RMK Advantage Income Fund, Inc.	$64,697	$(27,414)
RMK High Income Fund, Inc.	47,979	(32,078)
RMK Multi-Sector High Income Fund, Inc.	53,607	(36,486)
RMK Strategic Income Fund, Inc.	51,249	(33,883)

	$217,532	$(129,861)

Prior to July 29, 2008, the Funds were party to Investment Advisory Agreements with the Former Adviser. Under the terms of the prior agreements, the Funds were charged an annual advisory fee of 0.65% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The Former Adviser also contractually agreed to waive its fee and, if necessary, reimburse each Fund to the extent each Fund’s annual operating expenses (excluding brokerage, interest expense and taxes) exceeded 1.30% of net assets of each Fund. In addition, the Former Adviser voluntarily agreed to pay certain extraordinary expenses of the Funds, including legal expenses of pending litigation and the external valuation consultant fees.

For the period April 1, 2008 through July 28, 2008, the Former Adviser earned and waived Investment Advisory fees and reimbursed extraordinary expenses in the following amounts:

Fund	Advisory Fee	Waiver
RMK Advantage Income Fund, Inc.	$205,917	$(135,344)
RMK High Income Fund, Inc.	154,241	(143,387)
RMK Multi-Sector High Income Fund, Inc.	198,495	(136,781)
RMK Strategic Income Fund, Inc.	183,639	(135,939)

	$742,292	$(551,451)

Effective July 29, 2008, the Funds have entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Funds with administrative office facilities. For these services, each Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of each Fund’s average daily total assets minus liabilities (other than the aggregate indebtedness entered into for purposes of leverage). The Adviser is responsible for any fees due the Sub-Administrator, except for N-Q filing fees.

During the period between July 29, 2008 and September 30, 2008, the Adviser earned the following in Administration fees:

Fund	Administration Fee
RMK Advantage Income Fund, Inc.	$15,934
RMK High Income Fund, Inc.	12,076
RMK Multi-Sector High Income Fund, Inc.	13,376
RMK Strategic Income Fund, Inc.	12,831

$54,217

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

Prior to July 29, 2008 the Funds were party to an Accounting and Administration Services Agreement with the Former Adviser. Under the terms of the prior agreements the Funds were charged an annual fee 0.15% based on a percentage of each Fund’s average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

Fund	Administration Fee
RMK Advantage Income Fund, Inc.	$47,519
RMK High Income Fund, Inc.	35,594
RMK Multi-Sector High Income Fund, Inc.	45,806
RMK Strategic Income Fund, Inc.	42,378

$171,297

For the period April 1, 2008 through July 28, 2008, the Adviser earned the following fees as the external valuation consultant to the Funds:

Fund	Valuation Fee
RMK Advantage Income Fund, Inc.	$76,179
RMK High Income Fund, Inc.	56,538
RMK Multi-Sector High Income Fund, Inc.	71,937
RMK Strategic Income Fund, Inc.	61,178

265,832

Certain officers and/or directors of the Funds are officers and/or directors of the Adviser.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended September 30, 2008 were as follows:

Fund	Purchases	Sales
RMK Advantage Income Fund, Inc.	$34,367,030	$48,585,197
RMK High Income Fund, Inc.	27,081,281	36,004,080
RMK Multi-Sector High Income Fund, Inc.	25,749,249	41,321,851
RMK Strategic Income Fund, Inc.	24,934,351	55,345,319

For the six months ended September 30, 2008 there were no transactions in U.S. Government securities.

6. Borrowings

Reverse Repurchase Agreements: Under reverse repurchase agreements, the Funds sell securities and agree to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Funds have established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Funds’ obligation to repurchase the securities, and the Funds’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

At September 30, 2008, the RMK Multi-Sector High Income Fund, Inc. had the following reverse repurchase agreement outstanding:

Face Value	Description	Maturity Amount
$178,500	Goldman Sachs, 4.99%, dated 09/05/08, maturity date 10/06/08	$179,267

	Maturity Amount, Including Interest Payable	$179,267

	Market value of Assets Sold Under Agreements	$416,250

	Weighted Average Interest Rate	4.99%

The RMK Multi-Sector High Income Fund Inc.’s average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2008, was $178,500 at a weighted average interest rate of 4.99%. The maximum amount of reverse repurchase agreements outstanding at any time during the six month period was $178,500 as of September 30, 2008, which was 0.44% of total assets.

Credit Facilities: Each Fund is permitted to borrow up to one-third of the value of its total assets, including such borrowings, for investment purposes. Such borrowing is referred to as leveraging and each Fund utilized collateralized bank lines of credit in the beginning of the fiscal year. The RMK High Income Fund, Inc., RMK Advantage Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and the RMK Strategic Income Fund, Inc. repaid the outstanding balance of each Fund’s bank line of credit on April 22, 2008, May 1, 2008, May 5, 2008 and June 10, 2008, respectively, and each Fund irrevocably terminated its credit facility. As of September 30, 2008, the Funds’ had no outstanding loan amounts open.

For the six months ended September 30, 2008, the Funds use of their facility was as follows:

Fund	Average Daily Balance	Average Interest Rate
RMK Advantage Income Fund, Inc.	$1,355,191	3.11%
RMK High Income Fund, Inc.	1,109,290	3.54
RMK Multi-Sector High Income Fund, Inc.	1,612,022	3.18
RMK Strategic Income Fund, Inc.	5,997,268	3.38

The maximum amount of borrowings outstanding under this facility during the six months ended September 30, 2008 was $15,000,000 for the RMK Advantage Income Fund, Inc., $12,000,000 for the RMK High Income Fund, Inc., $17,000,000 for the RMK Multi-Sector High Income Fund, Inc. and $35,000,000 for the RMK Strategic Income Fund, Inc., respectively.

7. Capital Stock

Each Fund is authorized to issue 1,000,000,000 shares of capital stock with a par value of $0.0001 per share. The Funds’ Boards of Directors are authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or terms and conditions of redemption of such shares by the Funds. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Funds have no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

The tax character of distributions paid for the six months ended September 30, 2008 was as follows:

	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Ordinary income	$6,347,468	$5,283,341	$7,397,329	$8,199,600
Return of capital	5,207,891	3,248,589	7,390,574	3,025,419

Total distributions	$11,555,359	$8,531,930	$14,787,903	$11,225,019

The tax character of distributions paid for the year ended March 31, 2008 was as follows:

	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Ordinary income(1)	$44,688,670	$31,537,838	$59,396,292	$36,808,696
Long-term capital gains	—	—	2,344,774	—
Return of capital	1,260,966	2,127,300	—	3,929,720

Total distributions	$45,949,636	$33,665,138	$61,741,066	$40,738,416

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At September 30, 2008, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	RMK Advantage Income Fund, Inc.	RMK High Income Fund, Inc.	RMK Multi-Sector High Income Fund, Inc.	RMK Strategic Income Fund, Inc.
Capital loss carryforward(1)	$(211,133,195)	$(158,130,006)	$(245,249,133)	$(198,676,212)
Unrealized depreciation	(195,991,759)	(142,643,602)	(208,913,699)	(164,880,040)

	$(407,124,954)	$(300,773,608)	$(454,162,832)	$(363,556,252)

(1)	To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Such capital loss carryforwards will expire as follows:

Fund	Expiring in 2014	Expiring in 2015	Expiring in 2016
RMK Advantage Income Fund, Inc.	$0	$0	$63,416,568
RMK High Income Fund, Inc.	0	0	47,702,451
RMK Multi-Sector High Income Fund, Inc.	0	0	67,821,037
RMK Strategic Income Fund, Inc.	5,339,876	193,592	59,889,208

The table above includes only those capital loss carryforwards recognized through to the Funds’ most recently completed tax year end.

Because federal income tax regulations differ in certain respects from generally accepted accounting principles, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities, distribution reclassifications and return of capital.

Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAVs per share. Any undistributed net income and realized gain remaining at fiscal year-end is distributed in the following year.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at September 30, 2008 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
RMK Advantage Income Fund, Inc.	$246,155,392	$9,697	$(196,001,456)	$(195,991,759)
RMK High Income Fund, Inc.	180,585,625	0	(142,643,602)	(142,643,602)
RMK Multi-Sector High Income Fund, Inc.	250,954,554	5,000	(208,918,699)	(208,913,699)
RMK Strategic Income Fund, Inc.	203,907,319	9,697	(164,889,737)	(164,880,040)

Capital Account Reclassifications: At September 30, 2008, each Fund’s distributions in excess of net investment income was increased and accumulated net realized loss on investments was (decreased) by the amounts shown in the table below. These adjustments were primarily the result of the reclassification of net gains on security paydowns in order to account for permanent book/tax differences and to present distributions in excess of net investment income and accumulated realized loss on investments on a tax basis.

Fund	Distributions in Excess of Net Investment Income	Accumulated Realized Loss in Investments
RMK Advantage Income Fund, Inc.	$977,830	$(977,830)
RMK High Income Fund, Inc.	508,064	(508,064)
RMK Multi-Sector High Income Fund, Inc.	857,980	(857,980)
RMK Strategic Income Fund, Inc.	777,968	(777,968)

9. Contractual Obligations

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

10. Designation of Restricted Illiquid Securities

RMK Advantage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
801 Grand CDO Series 2006-1 LLC	9.20%	09/20/16	05/23/07- 07/24/07	$1,945,896	$480,000	1.0%
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	1,914,575	1	0.0
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20	10/31/13	09/1/06- 06/27/07	2,284,447	110,000	0.2
Attentus CDO Limited Series 2006-2A, Class F1	0.00	10/09/41	10/06/06	2,151,659	—	0.0
Attentus CDO Limited Series 2007-3A, Class F	0.00	10/11/42	01/03/07	3,103,818	—	0.0
Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	3,112,119	—	0.0
Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	2,832,712	1,339,227	2.7

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Advantage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	12.50%	09/25/46	10/04/06	$883,299	$122,641	0.2%
Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	3,000,000	81,000	0.2
Deutsche Mortgage Securities, Inc. Series 2006-RS1, Class N2	3.68	09/27/35	01/31/07	5,023,994	198,500	0.4
Dillon Read CMBS CDO Series 2006-1A, Class COM	0.00	12/05/46	10/05/06	4,392,828	400,000	0.8
Duane Park I Limited	0.00	06/27/16	12/11/07	1,777,006	221,826	0.4
Equifirst Mortgage Loan NIM Trust Series 2004-3, Class B2	6.71	12/25/34	11/17/04	2,256,119	79,429	0.2
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,752	62,813	0.1
FSI Realty Trust	0.00	—	04/26/07	298,000	38,740	0.1
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	1,947,881	613,257	1.2
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	09/22/05	3,755,365	1,422,716	2.8
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	1,688,637	—	0.0
Harborview Mortgage Loan Trust Series 2006-4, Class B11	4.78	05/19/47	05/18/06	1,466,192	14,604	0.0
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	885,501	—	0.0
Harborview NIM Corp. Series 2006-14, Class N4	8.35	03/19/38	02/21/07	847,352	20,295	0.0
Helios Series I Multi Asset CBO Limited Series 1A, Class C	5.90	12/13/36	10/25/06	1,044,007	6,051	0.0
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	1,575,120	20	0.0
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE	8.20	04/30/14	08/22/06- 12/28/06	7,381,885	520,000	1.0
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06	1,049,231	—	0.0
Kodiak CDO Series 2006-1A, Class COMB	0.00	08/07/37	09/18/06	3,764,934	1	0.0
Kodiak CDO Series 2006-1A, Class G	0.00	08/04/37	12/7/06- 02/5/07	3,103,576	—	0.0
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	4,491,518	1	0.0
Linker Finance PLC Series 16A, Class E	6.53	05/19/45	05/05/06	2,914,316	30,000	0.1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05- 01/24/06	4,608,640	1	0.0
Long Beach Mortgage Loan Trust Series 2005-2, Class B2	5.96	04/25/35	04/19/06	960,145	12,186	0.0
Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	3,115,314	1	0.0
Mid Country	0.0	—	05/22/07	850,000	426,500	1.0
MKP CBO I Limited Series 4A, Class CS	0.00	10/01/12	07/12/08	3,837,516	—	0.0

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Advantage Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Newbury Street CDO Limited Series 2007-1A, Class D	0.00%	03/04/53	02/22/07	$3,128,277	$—	0.0%
Norma CDO Limited Series 2007-1A, Class E	0.00	03/11/49	02/06/07	1,942,678	—	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	6,075,547	1	0.0
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/01/05	1,901,613	—	0.0
Preferred Term Securities XXII Limited	10.25	10/01/12	08/22/07	2,171,007	100,000	0.0
Preferred Term Securities XXVIII Limited	4.53	03/22/38	11/30/07	1,369,001	59,889	0.1
Regional Diversified Funding	0.00	01/25/36	04/11/05	1,250,000	—	0.0
Residential Asset Mortgage Products Inc. Series 2005-RS4, Class B2	6.21	04/25/35	04/29/05	2,014,167	36,297	0.1
Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00	08/27/34	01/24/06	2,359,925	—	0.0
Sharp SP I LLC NIM Trust, Series 2006-AHM3, Class N3	12.50	10/25/46	08/02/05	2,065,591	103,863	0.2
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	1,825,560	—	0.0
Soundview Home Equity Loan Trust Series 2005-2, Class B3	6.21	07/25/35	08/02/05	2,065,591	38,606	0.1
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	—	0.0
Steers Series 2007-A	5.90	06/20/18	02/05/07- 08/23/07	7,986,448	4,080,000	8.1
Taberna Preferred Funding Limited Series 2006-7A, Class C1	0.00	02/05/37	08/30/06	4,080,491	1	0.0
Taberna Preferred Funding Limited Series 2006-6A, Class COM1	0.00	12/05/36	06/07/06	6,246,812	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	974,639	—	0.0
Terwin Mortgage Trust NIM Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	935,908	—	0.0
Terwin Mortgage Trust Series 2005-11, Class IB7	0.00	11/25/36	10/04/05	1,210,036	225	0.0
Terwin Mortgage Trust Series 2005-R1, Class A	0.00	12/28/36	12/20/06	2,962,244	—	0.0
Terwin Mortgage Trust, Series 2006-2HGS, Class A2	4.50	03/25/37	12/14/07	617,505	113,110	0.2
Trapeza CDO I LLC Series 2006-10A, Class D2	0.00	06/06/41	06/02/06	1,022,037	—	0.0
Tricadia CDO Limited Series 2006-5A, Class SUB	0.00	06/19/46	02/28/07	1,928,589	—	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	1,800,000	—	0.0

					$10,731,804	21.2%

RMK High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
801 Grand CDO Series 2006-1 LLC	9.20	09/20/16	07/20/06	985,677	240,000	0.6
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	957,287	—	0.0

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20%	10/31/13	07/31/06- 06/27/07	$2,303,854	$110,000	0.3%
Attentus CDO Limited Series 2006-2A, Class F1	0.00	10/09/41	10/12/06	2,151,659	—	0.0
Attentus CDO Limited Series 2007-3A, Class F	0.00	10/11/42	01/18/07	3,103,819	1	0.0
Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/08/07	2,074,746	—	0.0
Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	1,888,475	892,818	2.3
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	12.50	09/25/46	10/04/06	479,532	66,580	0.2
Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	1,000,000	27,000	0.1
Deutsche Mortgage Securities, Inc. Series 2006-RS1, Class N2	3.68	09/27/35	01/31/07	3,014,397	119,100	0.3
Dillon Read CMBS CDO Series 2006-1A, Class COM	0.00	12/05/46	10/05/06	3,514,261	320,000	0.8
Duane Park I Limited	0.00	06/27/16	12/11/07	500,675	62,500	0.2
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,752	62,813	0.2
FSI Realty Trust	0.00	—	04/26/07	262,000	34,060	0.1
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	07/21/05	1,947,881	613,257	1.6
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	09/22/05	2,816,523	1,067,037	2.8
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	844,318	—	0.0
Harborview Mortgage Loan Trust Series 2006-4, Class B11	4.78	05/19/47	05/18/06	1,099,644	10,953	0.0
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/11/06	885,501	—	0.0
Harborview NIM Corp. Series 2006-14, Class N4	8.35	03/19/38	02/21/07	847,378	20,295	0.1
Helios Series I Multi Trust CBO Limited Series 1A, Class C	5.90	12/13/36	10/25/06	696,004	4,034	0.0
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/20/06	1,820,859	1	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/15/06	787,560	10	0.0
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE	8.20	04/30/14	08/22/06- 12/28/06	6,277,481	480,000	1.3
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/24/06	1,049,231	—	0.0
Kodiak CDO Series 2006-1A, Class COMB	0.00	08/07/37	09/29/06	3,764,934	1	0.0
Kodiak CDO Series 2006-1A, Class G	0.00	08/07/37	12/07/06- 02/05/07	3,103,576	1	0.0
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	05/24/07	3,593,214	1	0.0
Linker Finance PLC Series 16A, Class E	6.53	05/19/45	05/05/06	1,942,876	20,000	0.1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	11/07/05- 12/07/06	4,610,552	1	0.0
Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/05	2,336,490	—	0.0
Mid Country	0.00	—	05/22/07	649,995	326,144	1.0

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
MKP CBO I Limited Series 4A, Class CS	0.00%	10/01/12	03/09/05	$1,918,758	$—	0.0%
Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	03/08/07	1,042,782	—	0.0
Norma CDO Limited Series 2007-1A, Class E	0.00	03/11/49	03/01/07	1,942,679	—	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/25/05	3,037,776	—	0.0
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/04/05	950,806	—	0.0
Preferred Term Securities XXII Limited	10.25	10/01/12	02/22/07	1,085,503	50,000	0.1
Preferred Term Securities XXVIII Limited	4.53	03/22/38	11/30/07	1,323,368	57,892	0.1
Sail Net Interest Margin Notes Series 2004-5A, Class B	6.75	06/27/34	07/02/04	114,058	467	0.0
Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00	08/27/34	01/24/06	1,769,935	—	0.0
Sasco NIM Trust Series 2003-S, Class A	7.50	12/28/33	12/18/03	1,294,447	182,690	0.5
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/25/07	1,825,560	—	0.0
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	12.50	10/25/46	10/12/06	1,000,000	103,863	0.3
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	05/11/07	1,021,840	—	0.0
Steers Series 2007-A	5.90	06/20/18	02/05/07- 08/23/07	5,990,966	3,060,000	8.0
Taberna Preferred Funding Limited Series 2006-7A, Class C1	0.00	02/05/37	09/28/06	3,060,368	—	0.0
Taberna Preferred Funding Limited Series 2006-6A, Class COM1	0.00	12/05/36	06/27/06	4,164,540	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	03/28/07	974,639	—	0.0
Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	813,842	—	0.0
Terwin Mortgage Trust Series 2005-11, Class IB7	0.00	11/25/36	10/31/05	641,587	135	0.0
Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00	12/28/36	12/20/05	2,221,685	—	0.0
Trapeza CDO I LLC Series 2006-10A, Class D2	0.00	06/06/41	06/15/06	2,044,075	—	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	12/07/06	1,800,000	—	0.0
					$7,931,655	21.0%

RMK Multi-Sector High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
801 Grand CDO Series 2006-1 LLC	9.20	09/20/16	07/20/06	1,971,354	480,000	1.2
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	1,914,575	—	0.0

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Multi-Sector High Income Fund, Inc. (continued)
Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20%	10/31/13	07/31/06- 06/27/07	$3,470,236	$165,000	0.4%
Attentus CDO Limited Series 2006-2A, Class F1	0.00	10/09/41	10/06/06	2,151,659	—	0.0
Attentus CDO Limited Series 2007-3A, Class F2	0.00	10/11/42	01/03/07	4,139,030	1	0.0
Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	3,112,119	—	0.0
Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	188,847	89,282	0.2
Credit Genesis CLO 2005	0.00	06/23/10	07/20/06	2,970,000	81,000	0.2
Deutsche Mortgage Securities, Inc. Series 2006-RS1, Class N2	3.68	09/27/35	01/31/07	7,033,590	277,900	0.7
Dillon Read CMBS CDO Limited, Series 2006-1A, Class COM	0.00	12/05/46	10/05/06	4,392,828	400,000	1.0
Duane Park I Limited	0.00	06/27/16	12/11/07	1,001,350	125,000	0.3
Equifirst Mortgage Loan Trust NIM Notes Series 2004-3, Class N3	0.00	12/25/34	01/24/06	2,543,224	—	0.0
First Franklin Mortgage Loan NIM Series 2004-FFH4, Class N4	0.00	01/21/35	01/24/06	3,037,282	—	0.0
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	2,575,882	94,688	0.2
Freemont Home Loan Trust, Series 2005-2, Class B3	5.96	06/25/35	02/08/06	1,264,492	14,505	0.0
FSI Realty Trust	0.00	—	04/26/07	350,000	45,500	0.1
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	06/27/35	02/10/06	4,088,902	1,318,503	3.2
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	07/27/45	02/10/06	6,460,960	2,489,753	6.1
Gulf Stream Atlantic CDO Limited Series 2007-1A	0.00	07/13/47	02/01/07	1,688,637	—	0.0
Harborview Mortgage Loan Trust Series 2006-4, Class B11	4.78	05/19/47	05/18/06	1,466,192	14,604	0.1
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	2,213,751	1	0.0
Harborview NIM Corp. Series 2006-14, Class N4	8.35	03/19/38	02/21/07	847,352	20,295	0.1
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0
Ischus CDO III Limited	0.00	07/03/46	06/13/07	610,000	—	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	1,575,120	20	0.0
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE	8.20	04/30/14	08/22/06- 12/28/06	8,524,153	600,000	1.5
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06	2,098,462	—	0.0
Kodiak CDO Series 2006-1A, Class COMB	0.00	08/07/37	09/18/06	5,647,402	1	0.0
Kodiak CDO Series 2006-1A, Class G	0.00	08/07/37	12/07/06	3,103,576	—	0.0
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	3,593,214	1	0.0
Linker Finance PLC Series 16A, Class E	6.53	05/19/45	05/05/06	4,857,192	50,000	0.1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	01/24/06	5,523,482	1	0.0

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Multi-Sector High Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Long Beach Mortgage Loan Trust Series 2005-2, Class B2	5.96%	04/25/35	04/19/06	$960,145	$12,186	0.0%
Meritage Asset Holdings Series 2004-2, Class N6	0.00	01/25/35	01/24/06	195,647	—	0.0
Mid Country	0.00	—	05/22/07	899,997	451,587	1.1
Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/07	3,128,278	—	0.0
Norma CDO Limited Series 2007-1A, Class E	0.00	03/11/49	02/06/07	1,942,679	—	0.0
Park Place Securities, Inc. Series 2005-WCW2, Class M11	5.71	07/25/35	02/07/06	395,296	3,345	0.0
Preferred Term Securities XXII Limited	10.25	10/01/12	08/22/07	1,978,762	150,000	0.4
Preferred Term Securities XXVIII Limited	4.53	03/22/38	11/30/07	1,369,001	59,889	0.1
Sail Net Interest Margin Notes Series 2004-7A, Class B	0.00	08/27/34	01/24/06	4,719,829	—	0.0
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	01/22/07	1,825,560	—	0.0
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	12.50	10/25/46	10/12/06	2,000,000	207,726	0.5
Soundview NIM Trust Series 2005, Class 1N N2	0.00	04/25/35	01/24/06	1,555,324	—	0.0
Soundview NIM Trust Series 2005, Class 1N N3	0.00	04/25/35	01/24/06	1,477,656	—	0.0
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	—	0.0
Steers Series 2007-A	5.90	06/20/18	02/05/07- 08/23/07	8,986,448	4,590,000	11.2
Taberna Preferred Funding Limited Series 2006-7A, Class C1	0.00	02/05/37	08/30/06	5,100,603	1	0.0
Taberna Preferred Funding Limited Series 2006-6A, Class COMB	0.00	12/05/36	06/07/06	6,246,812	1	0.0
Tahoma CDO Limited Series 2007-2A, Class D	0.00	09/15/47	02/27/07	974,639	—	0.0
Terwin Mortgage Trust NIM Series 2006-R2, Class A	0.00	12/25/36	03/07/06	10,969,418	1	0.0
Trapeza CDO I LLC Series 2006-10A, Class D2	0.00	06/06/41	06/02/06	2,044,075	—	0.0
Tricadia CDO Limited Series 2006-5A, Class SUB	0.00	06/19/46	02/28/07	1,542,871	—	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	3,150,000	—	0.0

					$11,740,792	28.7%

RMK Strategic Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
801 Grand CDO Series 2006-1 LLC	9.20	09/20/16	08/16/07	734,216	240,000	0.6
Acacia CDO Limited Series 10A, Class SUB	0.00	09/07/46	07/21/06	1,435,931	—	0.0

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Strategic Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Aladdin CDO I Limited Series 2006-3A, Class NOTE	8.20%	10/31/13	07/31/06	$2,291,306	$110,000	0.3%
Attentus CDO Limited Series 2006-2A, Class F1	0.00	10/09/41	10/06/06	2,151,659	—	0.0
Attentus CDO Limited Series 2007-3A, Class F	0.00	10/11/42	01/03/07	3,103,750	1	0.0
Broderick CDO Limited Series 2007-3A, Class D	0.00	12/06/50	03/05/07	2,074,746	—	0.0
Catlin Insurance Company Limited	7.25	12/31/49	11/01/07	141,636	66,961	0.1
Countrywide Alternative Loan Trust NIM Series 2006-OA11, Class N3	12.50	09/25/46	10/04/06	959,064	133,161	0.3
Credit Genesis CLO 2005	0.00	06/23/10	06/17/05	1,000,000	27,000	0.1
Deutsche Mortgage Securities, Inc. Series 2006-RS1, Class N2	3.68	09/27/35	01/31/07	3,014,267	119,100	0.3
Dillon Read CMBS CDO Series 2006-1A, Class COM	0.00	12/05/46	11/01/06	3,514,261	320,000	0.8
Duane Park I Limited	0.00	06/27/16	12/11/07	700,945	87,500	0.2
Fiorente Funding Limited Series 2006-1A, Class M1	0.00	11/04/56	12/01/06	3,634,446	1	0.0
Fixed Income Pass-Through Trust 2007 Series 2007-C JPM, Class B	0.00	05/15/77	05/31/07	1,708,507	62,813	0.2
Fort Duquesne CDO Limited Series 2006-1A, Class D	0.00	10/26/46	03/05/07	1,169,473	—	0.0
FSI Realty Trust	0.00	—	04/26/07	262,000	34,060	0.1
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-3A, Class N2	2.00	07/27/35	07/21/05	1,947,881	613,257	1.5
Greenwich Structured Adjustable Rate Mortgage Products Series 2005-4A, Class N2	0.00	06/27/45	09/22/05	2,816,523	1,067,037	2.6
Gulf Stream Atlantic CDO Limited Series 2007-1A, Class SUB	0.00	07/13/47	02/01/07	844,318	—	0.0
Harborview Mortgage Loan Trust Series 2006-4, Class B11	4.78	05/19/47	05/18/06	1,099,644	10,953	0.0
Harborview NIM Corp. Series 2006-8A, Class N5	0.00	07/21/36	10/05/06	885,501	—	0.0
Harborview NIM Corp. Series 2006-14, Class N4	8.35	03/19/38	02/21/07	848,621	20,295	0.1
Helios Series I Multi-Asset CBO Limitied Series 1A, Class C	5.90	12/13/36	10/25/06	1,044,006	6,052	0.0
Indymac Index Mortgage Loan NIM Trust Series 2006-AR6, Class PS	0.00	06/25/46	07/17/06	1,820,859	1	0.0
IXIS ABS CDO 1 Limited	0.00	12/12/46	11/09/06	787,560	10	0.0
Kenmore Street Synthetic CDO Series 2006-1A, Class NOTE	8.20	04/30/14	08/22/06	7,387,248	520,000	1.3
Knollwood CDO Limited Series 2006-2A, Class E	0.00	07/13/46	08/01/06	1,049,231	—	0.0

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Strategic Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Kodiak CDO Series 2006-1A, Class COMB	0.00%	08/07/37	09/18/06	$3,764,934	$1	0.0%
Kodiak CDO Series 2006-1A, Class G	0.00	08/07/37	11/08/06	3,113,635	1	0.0
Lake Country Mortgage Loan Trust Series 2006-HE1, Class M8	5.96	07/25/34	10/31/06	3,295,072	1,339,247	3.3
Lancer Funding Limited Series 2007-2A, Class A3	0.00	07/15/47	04/25/07	4,491,517	1	0.0
Lincoln Avenue ABS CDO Limited Series 1-A, Class D	0.00	07/05/46	07/05/06	2,642,103	—	0.0
Linker Finance PLC Series 16A, Class E	6.53	05/19/45	05/05/06	1,942,876	20,000	0.1
Long Beach Asset Holdings Corp. NIM Trust Series 2005-WL1, Class N4	0.00	06/25/45	10/28/05	4,610,552	1	0.0
Meritage Asset Holdings NIM Series 2005-2, Class N4	0.00	11/25/35	10/21/08	2,336,485	—	0.0
Mid Country	0.00	—	05/22/07	724,999	363,779	0.9
Newbury Street CDO Limited Series 2007-1A, Class D	0.00	03/04/53	02/22/05	1,042,759	—	0.0
Norma CDO Limited Series 2007-1A, Class E	0.00	03/11/49	02/06/07	1,942,678	—	0.0
Orchid Structured Finance CDO Limited Series 2006-3A, Class E	0.00	01/06/46	03/07/06	2,056,557	—	0.0
Palmer Square PLC Series 2A, Class CN	0.00	11/02/45	10/21/05	3,037,776	—	0.0
Park Place Securities Inc. NIM Trust Series 2005-WCW1, Class B	0.00	09/25/35	08/01/05	950,807	—	0.0
Preferred Term Securities XXII Limited	10.25	10/01/12	07/22/05	1,085,503	50,000	0.1
Preferred Term Securities XXVIII Limited	4.53	03/22/38	11/30/07	913,691	39,926	0.1
Regional Diversified Funding	0.00	01/25/36	04/11/05	1,000,000	—	0.0
Sail Net Interest Margin Notes Series 2004-5A, Class B	6.75	06/27/34	07/02/04- 07/06/04	114,057	467	0.0
Sharps CDO Series 2006-1A, Class D	0.00	05/08/46	06/22/07	2,738,340	—	0.0
Sharp SP I LLC NIM Trust Series 2006-AHM3, Class N3	12.50	10/25/46	10/12/06	1,000,000	103,863	0.3
Squared CDO Limited Series 2007-1A, Class C	0.00	05/11/57	04/19/07	1,021,840	—	0.0
Steers Series 2007-A	5.90	06/20/18	02/05/07	5,990,966	3,060,000	7.6
Taberna Preferred Funding Limited Series 2006-7A, Class C1	0.00	02/05/37	08/30/06	3,060,368	—	0.0
Taberna Preferred Funding Limited Series 2006-6A, Class COMB	0.00	12/05/36	06/07/06	4,164,540	1	0.0
Terwin Mortgage Trust Series 2005-7SL, Class B7	0.00	07/25/35	07/01/05	813,842	—	0.0
Terwin Mortgage Trust Series 2005-11, Class IB7	0.00	11/25/36	10/04/05	694,353	135	0.0

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Notes to Financial Statements

September 30, 2008

RMK Strategic Income Fund, Inc. (continued)

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Terwin Mortgage Trust NIM Series 2005-R1, Class A	0.00%	12/28/36	12/20/05	$2,221,685	$—	0.0%
Trapeza CDO I LLC Series 2006-10A, Class D2	0.00	06/06/41	06/02/06	2,044,075	—	0.0
Webster CDO Limited Series 2006-1, Class PS	0.00	04/13/47	11/28/06	1,800,000	—	0.0

					$8,415,624	20.9%

11. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities. The Adviser is currently evaluating the impact the adoption of FAS 161 will have on each Fund’s financial statements and disclosures.

12. Pending Litigation

Beginning in late 2007, lawsuits were filed in state and federal courts in Tennessee and Alabama relating to certain fixed income funds managed by the Adviser, including the Funds. Certain of the cases were filed as putative class actions on behalf of investors who purchased shares of the Funds from December 2004 through February 2008 and other cases were filed as actions on behalf of one or more individuals or trusts. The complaints name various entities and individuals as defendants including, among others, the Funds, the former Adviser, Morgan Asset Management, Inc., Morgan Keegan & Company, Inc., Regions Financial Corporation and several affiliates, certain former directors and former officers of the Funds and the Funds’ former portfolio managers. The complaints generally allege that the defendants misrepresented or failed to disclose material facts relating to portfolio composition, fair valuation, liquidity and risk in Fund registration statements and other documents. The plaintiffs seek unspecified damages and reasonable costs and, in some cases, attorneys’ fees. Each of the cases is at a preliminary stage. No responses to the complaints have been filed and no classes have been certified in any of the putative class actions.

In addition, on March 12, 2008, a derivative action was filed in the United States District Court for the Western District of Tennessee seeking damages on behalf of RMK Multi-Sector High Income Fund, Inc. The complaint in this action alleges, among other things, that defendants MAM, Morgan Keegan, Regions, and certain former directors and officers of the Fund breached duties of care and mismanaged the Fund in connection with portfolio composition, fair valuation, liquidity, risk management and disclosure. The complaint seeks unspecified damages and reasonable costs and attorneys’ fees. The proceeding is at a preliminary stage and no responses to the complaint have been filed.

Claims substantially similar to those described above have been made in lawsuits filed in the United States District Court for the Western District of Tennessee and state court concerning certain open-end funds also managed by the Adviser.

On September 23, 2008, most of the cases pending in federal court in the Western District of Tennessee in which the Funds are defendants, and other cases pending in that court involving the same or similar claims against other defendants, were consolidated into a single proceeding encaptioned In re Regions Morgan Keegan Closed End Fund Litigation.

On October 17, 2008, the Funds and other defendants in the above-referenced cases that had been filed at such date filed a motion with the Judicial Panel on Multidistrict Litigation to consolidate in the United States District Court for the Western District of Tennessee the cases in which the Funds are defendants and other cases involving the same or similar claims, including cases involving the open-end funds managed by the Adviser.

No estimate of the effect, if any, of these lawsuits on the Funds can be made at this time.

2008 Semi-Annual Report

RMK FUNDS

Notes to Financial Statements

September 30, 2008

13. Subsequent Events

The Funds’ Board of Directors declared the following monthly dividends:

Fund Name	Dividend Per Share	Record Date	Payable Date
RMK Advantage Income Fund, Inc	$0.015	10/14/2008	10/30/2008
RMK High Income Fund, Inc	$0.015	10/14/2008	10/30/2008
RMK Multi-Sector High Income Fund, Inc	$0.010	10/14/2008	10/30/2008
RMK Strategic Income Fund, Inc	$0.015	10/14/2008	10/30/2008

Fund Name	Dividend Per Share	Record Date	Payable Date
RMK Advantage Income Fund, Inc	$0.015	11/18/2008	11/26/2008
RMK High Income Fund, Inc	$0.015	11/18/2008	11/26/2008
RMK Multi-Sector High Income Fund, Inc	$0.010	11/18/2008	11/26/2008
RMK Strategic Income Fund, Inc	$0.015	11/18/2008	11/26/2008

Effective November 25, 2008, management decided to use the Lehman Brothers U.S. Corporate High Yield Index as each Fund or one Fund’s benchmark because it more accurately reflects each Fund’s expected investment profile than does the Lehman Brothers Ba U.S. High Yield Index.

14. Change of Independent Registered Public Accounting Firm

On June 25, 2008, the Board of Directors determined not to retain PricewaterhouseCoopers LLP (“PwC”) as the Funds’ Independent Registered Public Accounting Firm. The Audit Committee of the Funds then submitted a recommendation to the Board of Directors to engage Briggs, Bunting & Dougherty, LLP (“BBD”) as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended March 31, 2009. During the two most recent fiscal years and through June 25, 2008, the date the Board of Directors notified PwC of their decision not to retain them as the Funds’ auditor, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PwC on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports.

During the two most recent fiscal years and through June 25, 2008, the date the Board of Directors approved BBD as the Funds’ auditor, the Funds did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Funds provided PwC with a copy of these disclosures and has requested PwC to furnish the Funds with a letter addressed to the commission stating whether it agrees with the statements made by the Funds herein and, if not, detailing the particular statements with which it does not agree.

15. Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Report of Independent Registered Public Accounting Firm

September 30, 2008

To the Stockholders and Board of Directors of

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc.,

RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. as of September 30, 2008, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended March 31, 2008 and the financial highlights for each of the years and periods in the five-year period ended March 31, 2008, have been audited by other auditors, whose report dated May 29, 2008 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc. as of September 30, 2008, the results of their operations, changes in their net assets, their cash flows and their financial highlights for the six months then ended, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include securities valued at $12,950,628 (25.70% of net assets), $8,626,885 (22.63% of net assets), $14,769,589 (36.24% of net assets) and $11,101,831 (27.58% percent of net assets) of the RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc., and RMK Strategic Income Fund, Inc., respectively, whose fair values have been estimated under procedures established by the Funds’ Board of Directors, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 26, 2008

2008 Semi-Annual Report

RMK FUNDS

Compliance Certifications (Unaudited)

On August 12, 2008 the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporation Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Proxy Results (Unaudited)

At a Special Meeting of stockholders held on July 11, 2008, the following votes were recorded for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc., and RMK Strategic Income Fund, Inc. The proposals, which stockholders were asked to vote on, are explained in further detail in the proxy statement dated May 20, 2008:

	RMK Advantage Income Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and RMK Advantage Income Fund, Inc.	14,558,888	1,191,993	1,120,268
2.	To elect to the Board of Directors

	Total Shares	32,481,735
	Shares Voted
	Shares	29,524,461
	% of Total	90.8956%
	BIRCH
	Shares For	27,775,650
	% of Votes Cast	94.0767%
	DRAKE
	Shares For	27,774,590
	% of Votes Cast	94.0731%
	LAI
	Shares For	27,775,787
	% of Votes Cast	94.0772%
	MCFARLAND
	Shares For	27,786,264
	% of Votes Cast	94.1127%
	SALVATORE
	Shares For	27,773,037
	% of Votes Cast	94.0679%
	RMK High Income Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and RMK High Income Fund, Inc.	11,194,550	607,313	329,919
2.	To elect to the Board of Directors

	Total Shares	23,972,004
	Shares Voted
	Shares	22,375,241
	% of Total	93.3391%
	BIRCH
	Shares For	21,345,037
	% of Votes Cast	95.3958%
	DRAKE
	Shares For	21,346,917
	% of Votes Cast	95.4042%
	LAI
	Shares For	21,344,460
	% of Votes Cast	95.3932%
	MCFARLAND
	Shares For	21,348,517
	% of Votes Cast	95.4113%
	SALVATORE
	Shares For	21,335,852
	% of Votes Cast	95.3547%

2008 Semi-Annual Report

RMK FUNDS

Proxy Results (continued) (unaudited)

	RMK Multi-Sector High Income Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and RMK Multi-Sector High Income Fund, Inc.	16,805,254	1,374,619	668,301
2.	To elect to the Board of Directors

	Total Shares	36,662,828
	Shares Voted
	Shares	32,071,182
	% of Total	87.4760%
	BIRCH
	Shares For	31,021,637
	% of Votes Cast	96.7275%
	DRAKE
	Shares For	31,022,997
	% of Votes Cast	96.7317%
	LAI
	Shares For	31,037,343
	% of Votes Cast	96.7764%
	MCFARLAND
	Shares For	31,026,087
	% of Votes Cast	96.7413%
	SALVATORE
	Shares For	31,008,061
	% of Votes Cast	96.6851%
	RMK Strategic Income Fund, Inc.	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	Approval of a new investment advisory agreement between Hyperion Brookfield Asset Management, Inc. and RMK Strategic Income Fund, Inc.	13,203,357	809,784	697,662
2.	To elect to the Board of Directors

	Total Shares	28,992,070
	Shares Voted
	Shares	26,651,824
	% of Total	91.9280%
	BIRCH
	Shares For	24,435,276
	% of Votes Cast	91.6833%
	DRAKE
	Shares For	24,444,549
	% of Votes Cast	91.7181%
	LAI
	Shares For	24,442,776
	% of Votes Cast	91.7115%
	MCFARLAND
	Shares For	24,445,625
	% of Votes Cast	91.7221%
	SALVATORE
	Shares For	24,438,460
	% of Votes Cast	91.6953%

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Board Considerations Relating to the Investment Advisory Agreements (Unaudited)

In approving the Advisory Agreements, the Boards determined that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreement on behalf of each Fund is in the best interests of that Fund. In their deliberations, the Boards did not identify any single factor or information as all-important or controlling, and each director may have attributed different weights to the various factors. Among other things, the directors considered:

(1) The qualifications of HBAM, including the nature, extent and quality of the services to be provided. The Boards first considered whether HBAM was qualified to assume the management of the Funds. The Boards considered the reputation, financial strength, key services and operations, resources and expertise of HBAM as a firm, including the structure of its organization, its relationships, its historical expertise in the asset-backed securities market, coupled with expanding capabilities in the core fixed income and high yield sectors, and its ability to attract and maintain highly qualified, professional talent. The Boards noted particularly that HBAM’s research team has designed advanced proprietary investment technology platforms for the monitoring, analysis and management of risk/reward attributes across all sectors of the fixed income market. Further, the Boards noted that HBAM manages in excess of $21 billion for a client base including, but not limited to, insurance companies, pension funds, financial institutions, registered investment companies and foundations. The Boards considered the quality and nature of the proposed investment advisory services to be provided to the Funds by HBAM as compared to those provided by MAM.

Next, the Boards considered the qualifications and experience of the investment advisory personnel at HBAM. In particular, the Boards considered the background and expertise of Mr. Dana Erikson, the head of HBAM’s High Yield Team, as the proposed lead portfolio manager of the Funds, with the day-to-day responsibility for the management of the Funds. The Boards noted that Mr. Erikson is responsible for HBAM’s corporate high yield exposures and the establishment of portfolio objectives and strategies. The Boards also noted the experience of the other members of HBAM’s High Yield Team, as well as that of Mr. Anthony Breaks and his team, and considered that HBAM applies a team-oriented approach to the fundamental analysis that drives its relative value-oriented investment decision-making process. This process contemplates a relative valuation of the entire capital structure of a potential investment, which includes valuation of the equity, bonds and bank debt, to determine the optimal way to gain exposure to the issuing company. The Boards concluded that HBAM’s experience and personnel made HBAM well-qualified to manage each Fund’s portfolio in accordance with its investment objectives and strategies, and that there was potential that shareholders would benefit from HBAM’s management of the Funds.

The Boards further considered HBAM’s methodology for compensating the Funds’ portfolio manager and the rest of the portfolio management, trading and research team. The Boards also considered HBAM’s investment philosophy and its investment outlook for the Funds. The Boards noted that HBAM’s commitment to a relative value investment philosophy has continued throughout its history. Additionally, the Boards considered whether HBAM would be able to meet the compliance demands set forth under various regulations. The Boards reviewed materials regarding HBAM’s compliance program and code of ethics and discussed the compliance program with HBAM’s Chief Compliance Officer.

The Boards concluded that the intended scope of HBAM’s services was satisfactory and comparable to those currently provided by MAM and that there should be no diminution of the scope or quality of the advisory services provided to the Funds under the Advisory Agreements.

(2) The investment performance of HBAM. The Boards considered the investment performance of HBAM’s registered investment companies and the performance record of the High Yield Team. The Boards compared the long-term performance of the High Yield Team’s composite to its benchmark and to the performance of the Funds. Based on these factors the Boards concluded that the overall performance results supported the approval of the Advisory Agreements.

(3) The reasonableness of the advisory fees. In evaluating the costs of the services to be provided by HBAM under the Advisory Agreements and the profitability of HBAM with respect to each Fund, the Boards considered, among other things, whether advisory fees or other expenses would change as a result of the new arrangements.

2008 Semi-Annual Report

RMK FUNDS

Board Considerations Relating to the Investment Advisory Agreements (Unaudited)

The Boards noted that the fees payable under the Advisory Agreements would be the same as those payable under the Current Advisory Agreements. As part of their analysis, the Boards examined the fees payable under the Advisory Agreements and the total expense ratio of each Fund in comparison to the fees and total expense ratios for its peer group. The Boards noted that the advisory fees and the total expense ratios for each Fund were near the mean of figures provided by an independent data service for other leveraged high current yield funds while the advisory fees were at, and the total expense ratios were slightly above, the median of figures for the other leveraged high current yield funds. The Boards further noted that pursuant to the Expense Limitation Agreements (defined below), HBAM would agree to waive a portion of its fees and reimburse certain expenses of the Funds for a period of two years after each Advisory Agreement takes effect so that the maximum annual operating expense ratio of each Fund does not exceed the maximum annual operating expense ratio under the current contractual expense limitation arrangement between MAM and the Fund.

The Boards then considered HBAM’s management of other registered investment companies and similarly managed accounts. The Boards noted that the advisory fees paid by the other registered investment companies and similarly managed accounts were comparable to the advisory fees proposed to be paid by each Fund. The Boards concluded that the level of advisory fee to be charged to each Fund was reasonable in light of these factors.

(4) The profitability of HBAM with respect to its relationship with each Fund. The Boards considered what benefits HBAM would derive from the management of the Funds and whether it would have a financial interest in the matters that were being considered. The Boards reviewed information regarding the estimated profitability to HBAM of its relationship with the Funds and considered whether the profits would be reasonable. The profitability analysis took into consideration fall-out benefits from HBAM’s relationship with the Funds. The Boards found that the estimated profits to be realized by HBAM from its relationship with the Funds were likely to be reasonable.

(5) The extent to which economies of scale might be realized as each Fund grows. The Boards considered whether economies of scale would be realized by the Funds at higher asset levels. The Boards also assessed whether certain of HBAM’s costs would increase if asset levels rise. The Boards considered each Fund’s current asset size and concluded that under foreseeable conditions, they were unable to assess at the present time whether economies of scale would be realized if the Funds were to experience significant asset growth. The Boards noted that HBAM has represented that it expects to analyze whether economies of scale can be recognized in the future should the Funds’ assets under management grow and, should economies of scale emerge, would recommend an appropriate arrangement to share the benefits of such economies with Fund shareholders.

(6) Possible conflicts of interest. The Boards also discussed HBAM’s methods of dealing with conflicts of interest. The Boards noted that HBAM has adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for HBAM and the individuals that it employs. For example, the Boards noted that HBAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Boards further noted that HBAM also has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.

Board Approval and Recommendation of the Advisory Agreements. As a result of the considerations described above, the Boards, including all of the Independent Directors, determined to approve the Advisory Agreements with HBAM. Based on these considerations, the Boards were satisfied that: (1) the Funds were likely to benefit from the nature, quality and extent of HBAM’s services; and (2) HBAM has the resources to provide the services and to carry out its responsibilities under the Advisory Agreements. The Boards, including all of the Independent Directors, concluded that the terms of the Advisory Agreements are fair and reasonable, that the fees stated therein, including ancillary benefits, are reasonable in light of the services to be provided to the Funds, and for these reasons the Boards approved the Advisory Agreements and concluded that the Advisory Agreement should be recommended to each Fund’s shareholders for their approval. Based on the foregoing, the Boards, including all of the Independent Directors, who were present at the meeting held in person on April 21, 2008, unanimously voted to approve and to recommend to the shareholders of each Fund that they approve the Advisory Agreement.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the RMK Funds (the “Funds”).

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Class I Disinterested Directors to serve until 2009 Annual Meeting of Shareholders

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-2008).	11

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	11

Class II Disinterested Directors to serve until 2010 Annual Meeting of Shareholders

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 65	Director and Chairman of the Board, Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Elected Since July 2008	Chairman (since 2003) and Director of several investment companies advised by the Advisor (1989-Present); Director, and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-Present).	11

Class III Disinterested Directors to serve until 2011 Annual Meeting of Shareholders

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 62	Director, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since July 2008	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977- 2002).	11

2008 Semi-Annual Report

RMK FUNDS

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Funds and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Class III Interested Director to serve until 2011 Annual Meeting of Shareholders

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 55	Director Elected Since July 2008	Managing Partner of Brookfield Asset Management, Inc. (2006-Present); Chairman (2005-Present); Chief Executive Officer (1998-2007); President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President (2005-2008), Chief Executive Officer (2005-2008) and Director of Crystal River Capital, Inc., (“CRZ”) (2005-Present); President and Director of several investment companies advised by the Advisor (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	11

*	Interested person as defined in the 1940 Act, as amended (“the 1940 Act”), because of affiliations with Hyperion Brookfield Management, Inc., each Fund’s Advisor.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Information Concerning Directors and Officers (Unaudited)

Officers of the Funds

Name, Address and Age	Position (s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation (s) During Past 5 Years

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	President	Elected Annually Since July 2008	Member of the Board of Directors (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; President (2008-Present) or Vice President (2007-Present) of several investment companies advised by the Advisor; Executive Vice President and Secretary of Crystal River Capital, Inc. (“CRZ”) (2005-2007).

Dana E. Erikson* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 43	Vice President	Elected Annually Since July 2008	Senior Portfolio Manager/Managing Director of the Advisor (2006-Present); Senior Portfolio Manager/Managing Director of Evergreen Investment Management Company, LLC (1996-2006).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 49	Treasurer	Elected Annually Since July 2008	Managing Director (2007-Present) of Brookfield Operations & Management Services LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2000-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 36	Secretary and Chief Compliance Officer (“CCO”)	Elected Annually Since July 2008	Director, and CCO, Assistant General Counsel (2006-Present) and Compliance Officer (2005-2006) of the Advisor; Secretary of several investment companies advised by the Advisor (2008-Present); CCO of several investment companies advised by the Advisor (2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., each Fund’s Adviser.

Each Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

2008 Semi-Annual Report

RMK FUNDS

Supplemental Information (Unaudited)

DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the “Plan”) pursuant to which stockholders, unless they elect otherwise, automatically have dividends and other distributions reinvested in common shares of the Fund by Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (together, the “Plan Agent”). Stockholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works

After a Fund declares a dividend or determines to make other distributions, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the Fund or (ii) by open-market purchases as follows:

•

If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

•

If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the New York Stock Exchange (“NYSE”), in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will crease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the Fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan

The Plan Agent’s fees for the handling of the reinvestment of dividends and other distributions will be paid by the Funds. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, each Fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax-Implications

The automatic reinvestment of dividends or other distributions does not relieve participants of any taxes that may be payable on such distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax returns. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Hyperion Brookfield Asset Management, Inc.

RMK FUNDS

Supplemental Information (continued) (Unaudited)

Right to Withdraw

Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at 250 Royall Street, Canton, Massachusetts 02021 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or other distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or other distribution with respect to any subsequent dividend or other distribution.

2008 Semi-Annual Report

RMK FUNDS

Additional Information

Held for Additional Information

Hyperion Brookfield Asset Management, Inc.

CORPORATE INFORMATION

Investment Advisor and Administrator

Hyperion Brookfield Asset Management, Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.hyperionbrookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800 HYPERION

E-mail: funds@hyperionbrookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

Computershare Shareholder Services, Inc.

250 Royall Street

Canton, Massachusetts 02021

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrant.

Not Applicable.

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Dana E. Erikson, CFA – Mr. Erikson is the lead portfolio manager for the Registrants and is supported by a team of investment professionals. Mr. Erikson has over 20 years of investment experience in the high yield business, including management of multiple closed- and open-end high yield and multi-sector funds. Mr. Erikson, who joined the Hyperion Brookfield Asset Management, Inc. (the “Adviser”) in 2006, leads a team of five investment professionals focusing on high yield assets, including bank debt, corporate high yield, equities, private placements and distressed debt. Prior to joining the Adviser, Mr. Erikson was with Evergreen Investments or one of its predecessor firms since 1996 where he was a senior portfolio manager and the Head of the High Yield team. Prior to serving as Head of the High Yield team, Mr. Erikson was Head of High Yield Research. Prior to Evergreen, Mr. Erikson was an Associate Portfolio Manager for Prospect Street Investment Management Company. Additionally, he was an Analyst with the Kellett Group and a Research Assistant with Robert R. Nathan Associates.

Anthony Breaks, CFA – Mr. Breaks serves as co-portfolio manager for the Registrants. Mr. Breaks has over 11 years of investment experience, primarily in the area of structured finance investments. Mr. Breaks is part of a separate team of fifteen investment professionals focusing on structured mortgage-related investment products. Mr. Breaks joined the Adviser in 2005. Prior to that, Mr. Breaks was with Brookfield Asset Management Inc. since 2002, where he was responsible for portfolio investments and credit analysis for a reinsurance affiliate, execution and management of a synthetic collateralized debt obligation (“CDO”), and development of insurance related investment products. Prior to joining Brookfield, Mr. Breaks was a Director at Liberty Hampshire and was responsible for structuring, restructuring and executing several CDOs, as well as ongoing monitoring and credit analysis for the CDO assets. Mr. Breaks began his career at Merrill Lynch where he worked in trading and structuring capacities in CDOs, adjustable rate mortgages and medium-term notes.

Messrs. Erikson and Breaks have equal discretion with respect to the management of the Registrants and share equally in the day-to-day portfolio management responsibilities.

Management of Other Accounts

The portfolio managers listed below manage other investment companies and/or investment vehicles and accounts in addition to the Registrants. The tables below show the number of other accounts managed by Messrs. Erikson and Breaks and the total assets in each of the following categories: (a) registered investment companies; (b) other pooled investment vehicles; and (c) other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

The following table provides information about the accounts managed by Dana E. Erikson, CFA, Lead Portfolio Manager for the Registrants as of September 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	1

Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0

Assets Managed	$210 million	$0	$17 million

Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

The following table provides information about the accounts managed by Anthony Breaks, Co-Portfolio Manager for the Registrants, as of September 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	5

Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0

Assets Managed	$174 million	$0	$948 million

Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Share Ownership

The dollar range of shares of the funds beneficially owned by Dana E. Erikson as of September 30, 2008 is as follows:

RMK Advantage Income Fund, Inc.:	$0
RMK High Income Fund, Inc.:	$0
RMK Multi-Sector High Income Fund, Inc.:	$0
RMK Strategic Income Fund, Inc:	$0

The dollar range of shares of the funds beneficially owned by Anthony Breaks as of September 30, 2008 is as follows:

RMK Advantage Income Fund, Inc.:	$0
RMK High Income Fund, Inc.:	$0
RMK Multi-Sector High Income Fund, Inc.:	$0
RMK Strategic Income Fund, Inc:	$0

Portfolio Manager Material Conflict of Interest

Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers of the Registrants.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as the case may be if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

The Adviser and the Registrants have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is, however, no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may appear.

Portfolio Manager Compensation

The Registrants’ portfolio managers are compensated by the Adviser. The compensation structure of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) if applicable, long-term stock-based compensation consisting generally of restricted stock units of the Adviser’s indirect parent company, Brookfield Asset Management, Inc. The portfolio managers also receive certain retirement, insurance and other benefits that are broadly available to all of the Adviser’s employees. Compensation of the portfolio managers is reviewed on an annual basis by senior management.

The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities, the total return performance of funds and accounts managed by the portfolio manager on an absolute basis and versus appropriate peer groups of similar size and strategy, as well as the management skills displayed in managing their subordinates and the teamwork displayed in working with other members of the firm. Since the portfolio managers are responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis almost equally weighted among performance, management and teamwork. Base compensation for the Adviser’s portfolio managers varies in line with the portfolio manager’s seniority and position. The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the Adviser and supervising various departments) will include consideration of the scope of such responsibilities and the portfolio manager’s performance in meeting them. The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its indirect parent. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in the portfolio manager’s performance and other factors as described herein.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrants expect to hold their next annual meeting of shareholders in July 2009. The bylaws of each Registrant require advance notice be given to the Registrant in the event a shareholder desires to nominate directors or make proposals to be voted on at the Registrant’s annual meeting of shareholders. Nominations and proposals of shareholders intended to be presented at the meeting must be received by the Registrant by January 31, 2009 and must satisfy the other requirements of the federal securities laws. Timely submission does not guarantee that such nominations or proposals will be included. Notice of any such business must be in writing and sent to Registrant Secretary, addressed c/o the applicable Registrant, Three World Financial Center, 200 Vesey Street, 10[th] Floor, New York, New York 10281.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK STRATEGIC INCOME FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: December 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: December 10, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer

Date: December 10, 2008